UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367

                        Gabelli Equity Series Funds, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                            --------------

                   Date of fiscal year end: September 30, 2004
                                            ------------------

                    Date of reporting period: March 31, 2004
                                              ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                        THE GABELLI SMALL CAP GROWTH FUND

                             SEMI-ANNUAL REPORT (B)
                                 MARCH 31, 2004



TO OUR SHAREHOLDERS,

      Small cap stocks continued to outperform during the six-month period through March 31, 2004, with the Russell 2000 Index gaining 21.7% and outpacing the 14.1% rise in the Standard & Poor's ("S&P") 500 Index and 11.7% rise in the Dow Jones Industrial Average by a substantial margin. The Gabelli Small Cap Growth Fund gained 20.8% during the trailing six-month period.

      Enclosed is the portfolio of investments and financial statements as of March 31, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2004 (A)
                -------------------------------------------------

                                                                                                             SINCE
                                              QUARTER      1 YEAR      3 YEAR      5 YEAR      10 YEAR   INCEPTION (C)
                                              -------      ------      ------      ------      -------   -------------
  Gabelli Small Cap Growth Fund Class AAA .... 5.19%       52.43%      13.28%      14.34%      13.37%      15.68%

  Russell 2000 Index ......................... 6.26%       63.83%      10.90%       9.66%      10.44%      11.56%
  Value Line Composite Index ................. 5.29%       64.58%      13.20%      12.53%      13.71%      13.99%

  Class A .................................... 5.23%       52.49%      13.29%      14.35%      13.37%      15.69%
                                              (0.81)%(d)   43.71%(d)   11.07%(d)   13.00%(d)   12.71%(d)   15.14%(d)
  Class B .................................... 5.02%       52.19%      13.22%      14.30%      13.35%      15.67%
                                               0.02%(e)    50.95%(e)   13.03%(e)   14.23%(e)   13.35%(e)   15.67%(e)
  Class C .................................... 5.02%       52.19%      13.22%      14.30%      13.35%      15.67%
                                               4.02%(e)    51.94%(e)   13.22%(e)   14.30%(e)   13.35%(e)   15.67%(e)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Russell 2000 and Value Line Composite Indices are unmanaged indicators of stock market performance. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 31, 2003. The actual performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
 (b) The Fund's fiscal year ends September 30.
 (c) From commencement of investment operations on October 22, 1991.
 (d) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (e) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
  Note: Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 A description of the Funds' proxy voting  policies and procedures is available
 (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580; and
 (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
              COMMON STOCKS -- 97.3%
              AEROSPACE -- 0.5%
      25,000  Herley Industries Inc.+ ...........$    499,141     $    472,000
     145,000  Titan Corp.+ ......................   3,067,175        2,927,550
                                                 ------------     ------------
                                                    3,566,316        3,399,550
                                                 ------------     ------------
              AGRICULTURE -- 0.7%
     140,000  AGCO Corp.+ .......................   2,449,262        2,899,400
       1,200  Cadiz Inc.+ .......................       4,500            8,580
     100,000  Sylvan Inc.+ ......................   1,093,323        1,204,000
                                                 ------------     ------------
                                                    3,547,085        4,111,980
                                                 ------------     ------------
              AUTOMOTIVE -- 0.4%
      90,000  Monaco Coach Corp.+ ...............   2,008,410        2,412,000
       3,000  Oshkosh Truck Corp. ...............      89,796          167,100
                                                 ------------     ------------
                                                    2,098,206        2,579,100
                                                 ------------     ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.7%
       3,816  Aftermarket Technology Corp.+ .....      47,013           56,057
       1,000  American Axle & Manufacturing
                Holdings Inc.+ ..................      24,350           36,850
      40,000  BorgWarner Inc. ...................   1,650,298        3,393,200
      90,000  Exide Technologies+ ...............      54,188            1,710
      40,000  Federal-Mogul Corp.+ ..............      79,500           14,400
     310,000  GenCorp Inc. ......................   2,892,672        3,357,300
     200,000  Midas Inc.+ .......................   2,538,716        3,890,000
     235,000  Modine Manufacturing Co. ..........   5,682,804        6,124,100
       7,875  Monro Muffler Brake Inc.+ .........      52,860          196,796
       3,000  Pep Boys - Manny,
                Moe & Jack ......................      22,503           83,250
       2,000  Puradyn Filter
                Technologies Inc.+ ..............       5,025            4,280
     153,500  Raytech Corp.+ ....................     494,691          442,080
     195,000  Scheib (Earl) Inc.+ ...............   1,314,528          560,625
     180,000  Standard Motor Products Inc. ......   2,739,913        2,822,400
      30,000  Strattec Security Corp.+ ..........   1,111,807        1,904,400
      15,000  Superior Industries
                International Inc. ..............     412,318          531,600
     375,000  Tenneco Automotive Inc.+ ..........     831,890        4,758,750
      28,000  Thor Industries Inc. ..............     259,454          752,080
     160,000  TransPro Inc.+ ....................   1,390,729          800,000
                                                 ------------     ------------
                                                   21,605,259       29,729,878
                                                 ------------     ------------
              AVIATION: PARTS AND SERVICES -- 3.4%
      25,000  AAR Corp.+ ........................     302,990          307,000
      95,000  Aviall Inc.+ ......................     818,019        1,444,000
      17,000  Barnes Group Inc. .................     293,350          474,130
      86,300  Curtiss-Wright Corp. ..............   1,113,575        4,044,881
      34,200  Curtiss-Wright Corp., Cl. B .......     956,620        1,561,914
       7,500  Ducommun Inc.+ ....................      80,125          175,275
      16,000  EDO Corp. .........................     328,407          385,280
      30,000  Embraer-Empresa Brasileira
                de Aeronautica, S.A., ADR .......     508,773          963,000
     190,000  Fairchild Corp., Cl. A+ ...........   1,171,384          946,200

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
       9,000  Gamesa Corporacion
                Tecnologica, S.A. ...............$    165,313     $    368,631
     430,000  Kaman Corp., Cl. A ................   6,855,690        6,419,900
     118,000  Moog Inc., Cl. A+ .................   1,096,860        4,026,160
       8,000  Woodward Governor Co. .............     347,309          509,920
                                                 ------------     ------------
                                                   14,038,415       21,626,291
                                                 ------------     ------------
              BROADCASTING -- 4.5%
     120,000  Acme Communications Inc.+ .........     968,947          941,400
      24,100  Beasley Broadcast Group
                Inc., Cl. A+ ....................     271,741          424,160
     200,000  Crown Media Holdings Inc.,
                Cl. A+ ..........................   1,440,936        1,618,000
       3,333  CTN  Media  Group  Inc.+ (b) ......      16,800                0
     422,500  Granite Broadcasting Corp.+ .......   1,722,038          705,575
     400,000  Gray Television Inc. ..............   4,147,023        5,848,000
      33,300  Gray Television Inc., Cl. A .......     493,240          471,195
      48,000  Hearst-Argyle Television Inc.+ ....     425,523        1,290,720
     183,900  Liberty Corp. .....................   5,983,141        8,509,053
      10,000  Nexstar Broadcasting Group
                Inc., Cl. A+ ....................     116,050          116,900
     250,000  Paxson Communications
                Corp.+ ..........................   2,343,488          975,000
     112,000  Salem Communications Corp.,
                Cl. A+ ..........................   1,803,159        3,066,560
     150,000  Sinclair Broadcast Group
                Inc.,
                Cl. A+ ..........................   1,677,557        1,875,000
      62,000 Spanish Broadcasting System
                Inc., Cl. A+ ....................     541,076          647,900
     110,000  Young Broadcasting Inc.,
                Cl. A+ ..........................   1,812,595        1,991,000
                                                 ------------     ------------
                                                   23,763,314       28,480,463
                                                 ------------     ------------
              BUILDING AND CONSTRUCTION -- 0.4%
      10,000  Cavco Industries Inc.+ ............     368,850          368,500
     100,000  Fleetwood Enterprises Inc.+ .......   1,053,302        1,228,000
      12,000  Florida Rock Industries Inc. ......     103,533          505,800
      25,000  Huttig Building Products Inc.+ ....      90,165          125,000
       4,000  Universal Forest Products Inc. ....      49,375          123,440
                                                 ------------     ------------
                                                    1,665,225        2,350,740
                                                 ------------     ------------
              BUSINESS SERVICES -- 2.3%
       5,000  BrandPartners Group Inc.+ .........       4,850            3,400
     610,400  Career Blazers Inc. (b) ...........     236,019          107,125
       6,000  Carlisle Holdings Ltd.+ ...........      30,250           39,000
       1,000  CheckFree Corp.+ ..................       9,040           29,460
      30,000  Donnelley (R.H.) Corp.+ ...........     408,350        1,401,000
     200,000  Edgewater Technology Inc.+ ........     802,829        1,450,000
      14,000  Fisher Scientific
                International Inc.+ .............     323,617          770,560
      20,000  Genuity Inc., Cl. A+ (b) ..........       1,620                0
     140,000  GP Strategies Corp.+ ..............     546,300          964,600

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
      80,000  Industrial Distribution
                Group Inc.+ .....................$    224,062     $    653,600
      58,000  Interactive Data Corp.+ ...........     499,811        1,031,240
      18,000  Interep National Radio
                Sales Inc., Cl. A+ ..............      72,100           34,200
      13,000  Landauer Inc. .....................     234,859          546,000
       5,000  MDC Partners Inc.+ ................      15,450           78,500
     103,000  Nashua Corp.+ .....................     939,467          883,740
      60,000  National Processing Inc.+ .........     575,323        1,140,000
      15,000  New England Business
                Service Inc. ....................     270,375          507,750
      65,000  Paxar Corp.+ ......................     662,313          958,750
       6,000  Princeton Video Image Inc.+ .......      35,250                6
       2,000  Protection One Inc.+ ..............       3,720              760
      81,300  Sohgo Security Services
                Co. Ltd. ........................   1,033,410        1,133,910
     110,000  Stamps.com Inc.+ ..................     302,148          658,900
       4,000  StarTek Inc. ......................      75,725          145,360
      53,000  The Brink's Co. ...................   1,092,906        1,461,740
      95,000  Trans-Lux Corp. (a) ...............     781,543          744,800
                                                 ------------     ------------
                                                    9,181,337       14,744,401
                                                 ------------     ------------
              CABLE -- 2.4%
     230,000  Adelphia Communications
                Corp., Cl. A+ ...................      29,650          190,900
     575,000  Cablevision Systems Corp.,
                Cl. A+ ..........................   3,365,084       13,156,000
      15,100  Lin TV Corp., Cl. A+ ..............     333,812          359,531
       1,600  Outdoor Channel
                Holdings Inc.+ ..................      44,765           63,000
     148,823  UnitedGlobalCom Inc., Cl. A+ ......   1,141,414        1,263,507
                                                 ------------     ------------
                                                    4,914,725       15,032,938
                                                 ------------     ------------
              COMMUNICATIONS EQUIPMENT -- 0.6%
      90,000  Andrew Corp.+ .....................     533,824        1,575,000
     109,500  Communications Systems Inc. .......     659,500          955,935
     260,900  Sycamore Networks Inc.+ ...........     778,040        1,064,472
                                                 ------------     ------------
                                                    1,971,364        3,595,407
                                                 ------------     ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.3%
      90,000  Ascential Software Corp.+ .........   1,061,665        1,972,800
      21,450  Global Sources Ltd.+ ..............     364,342          264,693
      50,000  Jupitermedia Corp.+ ...............     435,800          574,500
         200  Macromedia Inc.+ ..................       2,370            4,014
       1,500  MarketWatch.com Inc.+ .............      18,312           20,910
      15,187  MKS Instruments Inc.+ .............     284,328          364,640
     220,000  OpenTV Corp.+ .....................   1,189,078          710,600
       8,000  Phoenix Technologies Ltd.+ ........      55,157           43,120
         550  SafeNet Inc.+ .....................      14,425           20,647
     800,000  StorageNetworks Inc. Escrow+ ......           0           24,000
     350,000  Tyler Technologies Inc.+ ..........   1,343,893        3,398,500

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
     114,000  VitalWorks Inc.+ ..................$    561,118     $    427,500
     190,000  Xanser Corp.+ .....................     667,708          484,500
                                                 ------------     ------------
                                                    5,998,196        8,310,424
                                                 ------------     ------------
              CONSUMER PRODUCTS -- 4.2%
       3,500  Action Performance
                Companies Inc. ..................      16,187           53,445
      21,500  Adams Golf Inc.+ ..................      63,940           27,520
       5,250  Alberto-Culver Co. ................     169,298          230,317
      25,000  Ashworth Inc.+ ....................     107,281          217,500
      33,500  Chofu Seisakusho Co. Ltd. .........     484,644          695,535
      25,000  Church & Dwight Co. Inc. ..........     354,732        1,082,750
      15,000  Coachmen Industries Inc. ..........     117,198          250,200
       3,075  Del Laboratories Inc.+ ............      88,290          102,090
      46,000  Department 56 Inc.+ ...............     542,911          679,880
       8,000  Elizabeth Arden Inc.+ .............     109,500          168,960
       2,000  Genlyte Group Inc.+ ...............       8,580          112,080
       2,000  Harley-Davidson Inc. ..............       4,713          106,680
     200,000  Hartmarx Corp.+ ...................     967,321        1,200,000
      74,400  Jacuzzi Brands Inc.+ ..............     477,471          697,872
      42,500  Levcor International Inc.+ ........      86,759          119,000
       4,000  Madden (Steven) Ltd.+ .............      30,540           79,840
     235,000  Marine Products Corp. .............     227,767        3,287,650
      57,000  National Presto Industries Inc. ...   2,034,955        2,209,320
       3,000  Nature's Sunshine
                Products Inc. ...................      36,938           44,520
      25,000  Rayovac Corp.+ ....................     327,512          715,000
      80,000  Revlon Inc., Cl. A+ ...............     344,837          221,600
       3,000  Scotts Co., Cl. A+ ................      61,223          192,450
     140,000  Skyline Corp. .....................   4,450,174        5,399,800
      14,000  Stewart Enterprises Inc.,
                Cl. A+ ..........................      65,467          101,780
      84,425  Syratech Corp.+ ...................      15,626           29,549
      17,000  WD-40 Co. .........................     470,278          595,000
     701,000  Weider Nutrition
                International Inc.+ .............   1,989,410        3,322,740
     180,000  Wolverine World Wide Inc. .........   2,359,687        4,343,400
                                                 ------------     ------------
                                                   16,013,239       26,286,478
                                                 ------------     ------------
              CONSUMER SERVICES -- 2.4%
      30,000  Bowlin Travel Centers Inc.+ .......      22,612           59,250
       5,600  Collectors Universe Inc.+ .........      21,494           69,658
     100,000  InterActiveCorp.+ .................   1,068,180        3,159,000
      40,000  Loewen Group Inc.+ (b) ............      60,400                0
      16,000  Martha Stewart Living
                Omnimedia Inc., Cl. A+ ..........     167,206          176,000
      20,000  Response USA Inc.+ ................      16,500               91
     220,000  Rollins Inc. ......................   2,856,358        5,669,400
     120,300  Roto-Rooter Inc. ..................   4,028,096        6,081,165
       5,000  TiVo Inc.+ ........................      42,288           44,450
                                                 ------------     ------------
                                                    8,283,134       15,259,014
                                                 ------------     ------------
              DIVERSIFIED INDUSTRIAL -- 9.8%
     175,000  Acuity Brands Inc. ................   2,351,391        4,179,000
      43,000  Amatsuji Steel Ball
                Mfg. Co., Ltd. ..................     357,633          495,987

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
     100,000  Ampco-Pittsburgh Corp. ............$    972,481     $  1,291,000
       6,000  Anixter International Inc.+ .......      57,120          169,500
     215,000  Baldor Electric Co. ...............   4,198,556        4,940,700
     150,000  Crane Co. .........................   3,282,255        4,950,000
       5,000  ESCO Technologies Inc.+ ...........     166,379          230,600
      55,200  Gardner Denver Inc.+ ..............     866,999        1,494,816
     118,000  GATX Corp. ........................   3,360,089        2,616,060
     160,100  Greif Inc., Cl. A .................   3,139,843        5,593,894
       1,000  Greif Inc., Cl. B .................      29,800           35,525
      26,000  Harbor Global Co. Ltd.+ ...........      63,215          266,500
       5,000  Insteel Industries Inc.+ ..........       4,250            8,750
      66,000  Katy Industries Inc.+ .............     546,731          395,340
     220,300  Lamson & Sessions Co.+ ............   1,280,436        1,244,695
      74,000  Lindsay Manufacturing Co. .........     746,915        1,781,920
     209,000  MagneTek Inc.+ ....................   1,627,959        1,580,040
      38,000  Matthews International Corp.,
                Cl. A ...........................     884,314        1,261,600
     260,000  Myers Industries Inc. .............   2,633,153        3,198,000
      40,000  Mykrolis Corp.+ ...................     507,507          570,400
     610,400  Noel Group Inc.+ (b) ..............      55,045          117,685
      84,500  Oil-Dri Corporation of America ....     878,811        1,394,250
      15,000  Olin Corp. ........................     232,292          267,750
     256,200  Park-Ohio Holdings Corp.+ .........   1,675,272        2,359,602
      49,999  Precision Castparts Corp. .........   1,702,840        2,201,470
      40,000  Roper Industries Inc. .............   1,533,092        1,930,000
     280,000  Sensient Technologies Corp. .......   5,652,884        5,227,600
      10,000  Sonoco Products Co. ...............     231,715          242,800
      65,000  Standex International Corp. .......   1,318,407        1,755,000
      15,500  Tech/Ops Sevcon Inc. ..............     108,753          101,525
     296,000  Thomas Industries Inc. ............   4,161,994        9,324,000
      50,500  Tredegar Corp. ....................     679,193          738,815
      25,666  WHX Corp.+ ........................     338,289           75,972
                                                 ------------     ------------
                                                   45,645,613       62,040,796
                                                 ------------     ------------
              EDUCATIONAL SERVICES -- 0.1%
      10,000  Career Education Corp.+ ...........     341,000          566,400
       3,000  School Specialty Inc.+ ............      71,820          106,710
                                                 ------------     ------------
                                                      412,820          673,110
                                                 ------------     ------------
              ELECTRONICS -- 2.0%
     204,600  CTS Corp. .........................   2,145,753        2,667,984
      22,000  Fargo Electronics+ ................     132,607          248,600
      28,000  Lowrance Electronics Inc.+ ........      74,921          611,240
      85,000  Park Electrochemical Corp. ........   1,949,368        2,150,500
     300,000  Thomas & Betts Corp. ..............   5,553,334        6,546,000
      40,000  Zoran Corp.+ ......................     327,565          694,400
                                                 ------------     ------------
                                                   10,183,548       12,918,724
                                                 ------------     ------------
              ENERGY AND UTILITIES -- 5.0%
      20,000  AGL Resources Inc. ................     366,515          580,400
     133,500  Aquila Inc.+ ......................     365,838          628,785
       6,400  BIW Ltd. ..........................      94,562          125,440

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
      95,000  Callon Petroleum Co.+ .............$    939,533     $    992,750
     142,000  CH Energy Group Inc. ..............   5,982,836        6,970,780
      10,000  Chesapeake Utilities Corp. ........     187,062          256,200
     140,000  CMS Energy Corp.+ .................     843,947        1,253,000
      23,000  Connecticut Water Service Inc. ....     464,832          650,900
     125,000  Duquesne Light Holdings Inc. ......   1,769,535        2,437,500
     150,000  El Paso Electric Co.+ .............   1,983,209        2,076,000
      66,666  Florida Public Utilities Co. ......     792,692        1,366,653
      44,399  Middlesex Water Co. ...............     768,686          919,059
       1,500  Neg Micon A/S+ ....................      26,992           23,893
      15,000  Nicor Inc. ........................     320,259          528,450
      15,000  Nordex AG+ ........................      32,726           17,881
       2,000  PetroQuest Energy Inc.+ ...........       5,250            7,140
     285,000  RPC Inc. ..........................     954,877        3,174,900
      30,000  SEMCO Energy Inc. .................     213,250          169,800
      48,000  SJW Corp. .........................   1,557,739        1,663,680
      48,159  Southern Union Co.+ ...............     685,594          912,613
     112,000  Southwest Gas Corp. ...............   1,959,693        2,620,800
      10,000  Tesoro Petroleum Corp.+ ...........     140,933          187,900
       4,000  Toreador Resources Corp.+ .........      15,250           19,760
      10,000  Vestas Wind Systems A/S ...........      89,988          160,112
       7,000  W-H Energy Services Inc.+ .........     148,589          101,290
     195,000  Westar Energy Inc. ................   3,220,179        4,087,200
                                                 ------------     ------------
                                                   23,930,566       31,932,886
                                                 ------------     ------------
              ENTERTAINMENT -- 2.2%
      20,000  Canterbury Park
                Holding Corp. ...................     215,807          382,000
     150,000  Dover Motorsports Inc. ............     821,068          577,500
      62,000  Fisher Communications Inc.+ .......   3,732,125        3,022,500
     151,000  GC Companies Inc.+ ................     164,590           70,215
     545,000  Gemstar-TV Guide
                International Inc.+ .............   3,198,164        3,656,950
         500  Integrity Media Inc.+ .............       3,550            3,170
      16,000  International Speedway
                Corp., Cl. A ....................     515,479          752,000
       2,500  International Speedway
                Corp., Cl. B ....................      45,000          116,375
      30,000  Liberty Media Corp., Cl. A+ .......     314,245          328,500
      20,000  Loews Cineplex
                Entertainment Corp.+ (b) ........      20,008               40
      10,000  Metromedia International
                Group Inc.+ .....................       6,700            3,400
     460,800  Six Flags Inc.+ ...................   2,557,476        3,617,280
      56,700  Topps Co. Inc. ....................     323,892          541,485
      75,000  World Wrestling
                Entertainment Inc. ..............     904,287        1,083,750
                                                 ------------     ------------
                                                   12,822,391       14,155,165
                                                 ------------     ------------
              ENVIRONMENTAL SERVICES -- 1.3%
     240,000  Allied Waste Industries Inc.+ .....   2,348,086        3,194,400
      30,000  Catalytica Energy
                Systems Inc.+ ...................     278,599          107,100

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL SERVICES (CONTINUED)
     175,000  Republic Services Inc. ............$  2,490,315     $  4,737,250
      70,000  Trojan Technologies Inc.+ .........     392,797          450,067
                                                 ------------     ------------
                                                    5,509,797        8,488,817
                                                 ------------     ------------
              EQUIPMENT AND SUPPLIES -- 11.9%
     228,000  AMETEK Inc. .......................   1,341,318        5,845,920
     415,000  Baldwin Technology Co. Inc.,
                Cl. A+ ..........................   1,322,609        1,203,500
     120,000  Belden Inc. .......................   2,301,081        2,276,400
      12,000  C&D Technologies Inc. .............     235,930          200,520
      50,000  Capstone Turbine Corp.+ ...........     103,400          123,500
     153,000  CIRCOR International Inc. .........   1,903,630        3,457,800
     217,000  CLARCOR Inc. ......................   2,669,871        9,580,550
     236,800  Core Molding
                Technologies Inc.+ ..............     411,233          959,040
     200,000  Crown Holdings Inc.+ ..............     807,766        1,864,000
      65,000  Cuno Inc.+ ........................   1,119,768        2,917,200
       1,500  Danaher Corp. .....................      51,159          140,055
      70,000  Donaldson Co. Inc. ................     807,585        1,857,100
     449,600  Fedders Corp. .....................   2,046,808        2,567,216
     200,000  Flowserve Corp.+ ..................   3,249,824        4,190,000
      92,000  Franklin Electric Co. Inc. ........   1,491,155        5,858,560
      40,000  General Magnaplate Corp.+ (b) .....      83,762           60,000
     110,000  Gerber Scientific Inc.+ ...........   1,188,241          748,000
      80,275  Gorman-Rupp Co. ...................   1,956,309        2,079,123
      97,500  Graco Inc. ........................     984,351        2,838,225
      42,000  GrafTech International Ltd.+ ......     574,742          627,900
       2,000  Hughes Supply Inc. ................      28,473          104,800
      40,000  IDEX Corp. ........................     556,738        1,739,200
      22,000  Imagistics International Inc.+ ....     423,317          969,100
     500,000  Interpump Group SpA ...............   1,946,509        2,199,720
       3,000  Jarden Corp.+ .....................      12,770          106,530
      10,000  K-Tron International Inc.+ ........      74,932          215,500
      30,000  Littelfuse Inc.+ ..................     551,467        1,116,000
      58,000  Lufkin Industries Inc. ............   1,104,055        1,818,300
      62,700  Maezawa Kyuso Industries
                Co. Ltd. ........................     402,043          712,370
      20,000  Met-Pro Corp. .....................     192,469          336,000
       1,000  Middleby Corp. ....................      37,310           45,680
      12,000  Mueller Industries Inc.+ ..........     309,156          407,880
       4,500  Plantronics Inc.+ .................      56,548          164,745
      30,000  Robbins & Myers Inc. ..............     564,553          646,500
      40,500  Sequa Corp., Cl. A+ ...............   1,502,140        2,000,700
      80,000  Sequa Corp., Cl. B+ ...............   3,631,578        4,304,000
      90,000  SL Industries Inc.+ ...............   1,047,851          877,500
       3,000  Smith (A.O.) Corp. ................      49,213           86,850
      15,000  Smith (A.O.) Corp., Cl. A .........     336,569          434,250
       5,000  Teleflex Inc. .....................      76,167          246,150
      48,000  Tennant Co. .......................   1,556,465        1,904,160
       5,000  Valmont Industries Inc. ...........      40,625           99,900
       7,875  Watsco Inc., Cl. B ................      23,627          231,446

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
     210,000  Watts Water Technologies
                Inc., Cl. A .....................$  3,577,612     $  4,911,900
      15,000  Wolverine Tube Inc.+ ..............     150,915          125,850
                                                 ------------     ------------
                                                   42,903,644       75,199,640
                                                 ------------     ------------
              FINANCIAL SERVICES -- 3.5%
      12,036  Alleghany Corp.+ ..................   2,223,427        2,976,503
      40,000  Argonaut Group Inc.+ ..............     867,813          761,200
      66,000  Bankgesellschaft Berlin AG+ .......   1,280,794          154,103
     135,300  BKF Capital Group Inc. ............   2,463,405        3,490,740
     330,000  CNA Surety Corp.+ .................   3,652,439        3,646,500
       4,000  Crazy Woman Creek
                Bancorp Inc. ....................      51,340           70,000
      60,000  Danielson Holding Corp.+ ..........     241,212          558,600
       3,000  Federal Agricultural
                Mortgage Corp., Cl. C+ ..........      24,000           78,630
      22,000  First Republic Bank ...............     636,067          848,320
      75,000  Flushing Financial Corp. ..........   1,037,207        1,357,500
      62,000  Hibernia Corp., Cl. A .............     827,787        1,456,380
      28,100  J Net Enterprises Inc.+ ...........      28,752           39,621
       1,500  LandAmerica Financial
                Group Inc. ......................      18,263           67,890
       1,000  Leucadia National Corp. ...........      24,354           53,280
     118,000  Midland Co. .......................     896,759        2,944,100
       1,500  NetBank Inc. ......................       6,000           18,315
       1,000  Republic Bancshares Inc. ..........      12,523           30,032
      35,000  Riggs National Corp. ..............     563,309          602,350
      32,000  Sterling Bancorp ..................     670,453          932,800
      50,000  Wilmington Trust Corp. ............   1,574,410        1,868,500
                                                 ------------     ------------
                                                   17,100,314       21,955,364
                                                 ------------     ------------
              FOOD AND BEVERAGE -- 5.3%
      26,000  Boston Beer Co. Inc., Cl. A+ ......     384,207          478,920
      24,000  Brown-Forman Corp., Cl. A .........     665,535        1,212,000
       7,500  Cheesecake Factory Inc.+ ..........      37,036          345,975
      30,000  Corn Products International
                Inc. ............................     932,328        1,200,000
      87,000  Del Monte Foods Co.+ ..............     872,203          978,750
      85,000  Denny's Corp.+ ....................     132,580          181,900
       2,500  Farmer Brothers Co. ...............     389,323          900,000
     235,000  Flowers Foods Inc. ................   2,883,841        6,166,400
         500  Genesee Corp., Cl. A+ .............           0            1,800
      21,500  Genesee Corp., Cl. B+ .............      49,823           77,400
     701,500  Grupo Continental SA+ .............   1,058,724        1,350,246
      10,000  Hain Celestial Group Inc.+ ........     184,774          220,900
     110,000  International Multifoods
                Corp.+ ..........................   2,224,489        2,719,200
      65,000  Interstate Bakeries Corp. .........     865,132          739,050
       7,000  J & J Snack Foods Corp.+ ..........     116,286          316,260
     212,000  Kikkoman Corp. ....................   1,388,604        1,764,714
      14,500  MGP Ingredients Inc. ..............     208,250          368,880
      33,000  Mondavi (Robert) Corp.,
                Cl. A+ ..........................   1,048,679        1,247,730

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
       5,000  Northland Cranberries Inc.,
                Cl. A+ ..........................$      4,200     $      4,350
       4,000  Omni Nutraceuticals Inc.+ .........      13,563               14
     125,000  PepsiAmericas Inc. ................   1,612,693        2,552,500
      60,000  Ralcorp Holdings Inc.+ ............     911,931        1,825,800
      70,000  Smucker (J.M.) Co. ................   1,627,033        3,694,600
     100,000  The Steak n Shake Co.+ ............   1,088,229        1,925,000
       5,000  Todhunter International Inc.+ .....      51,750           60,000
      37,727  Tootsie Roll Industries Inc. ......     596,834        1,379,293
      60,000  Triarc Companies Inc. .............     429,705          656,400
     120,000  Triarc Companies Inc., Cl. B ......   1,025,442        1,315,200
                                                 ------------     ------------
                                                   20,803,194       33,683,282
                                                 ------------     ------------
              HEALTH CARE -- 5.5%
      20,000  ArthroCare Corp.+ .................     398,949          462,200
       7,000  Bio-Rad Laboratories Inc.,
                Cl. A+ ..........................     257,683          394,590
       1,000  Biomet Inc. .......................      30,350           38,360
      10,000  Biosite Inc.+ .....................     253,600          319,700
       4,600  Bruker BioSciences Corp.+ .........      18,009           23,046
      15,000  CNS Inc. ..........................     173,385          161,100
       1,000  CONMED Corp.+ .....................      15,430           29,540
      10,000  Corixa Corp.+ .....................     196,695           64,028
      81,420  Del Global Technologies
                Corp.+ ..........................     258,928          164,469
       3,000  Digene Corp.+ .....................      24,000          103,080
       5,000  Edwards Lifesciences
                Corp.+ ..........................     165,250          159,750
       1,050  Enzo Biochem Inc.+ ................      13,097           17,672
      40,000  Exactech Inc.+ ....................     572,732          736,000
      27,000  Henry Schein Inc.+ ................     946,831        1,928,340
      20,000  ICU Medical Inc.+ .................     675,580          607,400
     133,500  INAMED Corp.+ .....................   2,304,490        7,112,880
       2,000  Integra LifeSciences Holdings+ ....      43,600           61,240
      55,000  Interpore International Inc.+ .....     674,197          790,900
      35,000  Inverness Medical
                Innovations Inc.+ ...............     638,388          640,500
      29,000  Invitrogen Corp.+ .................   1,514,135        2,079,010
      15,700  Lifecore Biomedical Inc.+ .........     108,622          117,750
      15,000  Nabi Biopharmaceuticals+ ..........     105,625          233,250
       1,300  Nobel Biocare Holding AG ..........     100,171          178,553
      30,000  Orthodontic Centers of
                America Inc.+ ...................     234,149          237,000
      29,000  Orthofix International NV+ ........     937,100        1,433,760
       2,000  OrthoLogic Corp.+ .................       6,750           15,500
       2,000  Osteotech Inc.+ ...................      14,420           12,900
      31,500  Owens & Minor Inc. ................     605,454          796,950
      51,000  Penwest Pharmaceuticals Co.+ ......     368,867          745,110
      43,000  Priority Healthcare Corp.,
                Cl. B+ ..........................     862,278          915,470

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
      10,000  Regeneration Technologies
                Inc.+ ...........................$    102,308     $    113,500
      40,000  Schick Technologies Inc.+ .........     319,003          402,000
     900,000  Snia SpA ..........................     418,887          309,681
      86,000  Sola International Inc.+ ..........   1,116,692        1,999,500
   1,976,000  Sorin SPA+ ........................   6,713,174        5,475,803
       2,500  Straumann Holding AG - Reg ........     224,697          432,174
       1,000  Stryker Corp. .....................      65,440           88,530
     185,000  Sybron Dental Specialties
                Inc.+ ...........................   3,427,065        5,041,250
      10,000  Thoratec Corp.+ ...................     133,425          124,900
     300,000  Twinlab Corp.+ ....................     783,952           11,400
      75,000  Women First HealthCare Inc.+ ......      97,658           13,500
       1,000  Wright Medical Group Inc.+ ........      16,460           30,700
       5,100  Young Innovations Inc. ............     128,516          178,959
                                                 ------------     ------------
                                                   26,066,042       34,801,945
                                                 ------------     ------------
              HOME FURNISHINGS -- 0.2%
      16,000  Bassett Furniture
                Industries Inc. .................     286,154          317,280
       4,000  Bed Bath & Beyond Inc.+ ...........      11,125          167,040
      15,000  Foamex International Inc.+ ........     127,458           50,100
      30,000  La-Z-Boy Inc. .....................     250,200          652,800
      70,000  Oneida Ltd. .......................     732,976          171,500
                                                 ------------     ------------
                                                    1,407,913        1,358,720
                                                 ------------     ------------
              HOTELS AND GAMING -- 4.7%
     165,000  Aztar Corp.+ ......................   1,292,912        4,044,150
     140,300  Boca Resorts Inc., Cl. A+ .........   1,850,748        2,448,235
      12,000  Boyd Gaming Corp. .................      90,225          274,680
     140,000  Caesars Entertainment Inc.+ .......   1,276,659        1,825,600
      46,000  Churchill Downs Inc. ..............   1,237,574        1,783,880
     104,000  Dover Downs Gaming &
                Entertainment Inc. ..............   1,038,939        1,113,840
     160,000  Gaylord Entertainment Co.+ ........   4,578,906        4,944,000
       5,000  Jury's Doyle Hotel Group plc ......      27,762           60,216
      58,000  Kerzner International Ltd+ ........   1,195,218        2,572,300
     380,000  La Quinta Corp.+ ..................     975,912        2,865,200
      74,000  Lakes Entertainment Inc.+ .........     771,260        1,881,080
     375,000  Magna Entertainment Corp.,
                Cl. A+ ..........................   2,445,344        2,257,500
      55,000  Penn National Gaming Inc.+ ........     263,646        1,582,350
      90,000  Pinnacle Entertainment Inc.+ ......     705,885        1,242,000
       3,000  Station Casinos Inc. ..............      13,350          132,510
      35,000  Trump Hotels & Casino
                Resorts Inc.+ ...................     273,418           84,000
      70,000  Wyndham International Inc.,
                Cl. A+ ..........................     153,945           70,000
      22,000  Wynn Resorts Ltd.+ ................     311,744          770,000
      20,000  Youbet.com Inc.+ ..................      51,494           72,800
                                                 ------------     ------------
                                                   18,554,941       30,024,341
                                                 ------------     ------------

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 0.4%
     142,115  Kinross Gold Corp.+ ...............$    984,488     $  1,041,703
      10,000  Meridian Gold Inc.+ ...............      75,630          122,000
      70,000  Placer Dome Inc. ..................     653,970        1,257,900
     190,000  Royal Oak Mines Inc.+ .............     322,487              950
      26,148  Stillwater Mining Co.+ ............     362,121          410,524
                                                 ------------     ------------
                                                    2,398,696        2,833,077
                                                 ------------     ------------
              MUTUAL FUNDS -- 0.4%
      60,000  Central Europe and Russia
                Fund Inc. .......................     970,809        1,470,000
      36,266  France Growth Fund Inc.+ ..........     347,117          275,622
      36,700  Germany Fund Inc. .................     386,832          254,698
      25,000  Italy Fund Inc. Escrow (b) ........           0                0
      60,000  New Germany Fund Inc. .............     699,559          442,200
      11,000  Spain Fund Inc. ...................     103,029          112,420
                                                 ------------     ------------
                                                    2,507,346        2,554,940
                                                 ------------     ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
      40,000  Packaging Dynamics Corp. ..........     296,567          530,400
      27,000  Schweitzer-Manduit
                International Inc. ..............     651,602          872,100
      24,000  Wausau-Mosinee Paper Corp. ........     280,862          338,160
                                                 ------------     ------------
                                                    1,229,031        1,740,660
                                                 ------------     ------------
              PUBLISHING -- 4.6%
     307,237  Independent News & Media plc ......     431,671          743,796
      10,000  Journal Communications
                Inc., Cl. A .....................     190,482          200,000
     120,000  Journal Register Co.+ .............   1,938,438        2,508,000
      14,000  Lee Enterprises Inc. ..............     330,830          632,520
      53,500  McClatchy Co., Cl. A ..............   1,588,435        3,800,640
      69,000  Media General Inc., Cl. A .........   1,910,905        4,642,320
      28,000  Meredith Corp. ....................     500,908        1,415,680
   1,125,000  Penton Media Inc.+ ................   1,738,342          810,000
     400,000  PRIMEDIA Inc.+ ....................   1,290,397        1,080,000
     130,000  Pulitzer Inc. .....................   4,366,943        6,272,500
     235,800  Thomas Nelson Inc. ................   2,404,880        6,418,476
       4,000  Value Line Inc. ...................     162,772          210,920
      12,000  Wiley (John) & Sons Inc.,
                Cl. B ...........................      46,500          360,000
                                                 ------------     ------------
                                                   16,901,503       29,094,852
                                                 ------------     ------------
              REAL ESTATE -- 1.3%
      75,000  Catellus Development Corp. ........   1,206,158        1,950,750
     158,500  Griffin Land & Nurseries Inc.+ ....   1,919,832        4,025,900
      10,000  Gyrodyne Company of
                America Inc.+ ...................     151,452          274,950
         396  HomeFed Corp.+ ....................      10,969           13,701
      25,000  Malan Realty Investors Inc. .......     235,660          125,750
     110,000  Morguard Corp. ....................   1,392,683        1,987,826
                                                 ------------     ------------
                                                    4,916,754        8,378,877
                                                 ------------     ------------

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
              RETAIL -- 2.8%
      35,000  Aaron Rents Inc. ..................$    344,877     $    871,150
      97,500  Aaron Rents Inc., Cl. A ...........     524,217        2,120,625
      28,000  Big 5 Sporting Goods Corp.+ .......     507,360          707,000
     100,000  Burlington Coat Factory
                Warehouse Corp. .................   1,080,937        1,980,000
      10,000  Casey's General Stores Inc. .......     155,152          166,000
      31,500  Coldwater Creek Inc.+ .............     239,553          671,580
      40,000  CSK Auto Corp.+ ...................     743,652          724,400
     175,000  Ingles Markets Inc., Cl. A ........   2,176,507        1,873,725
      12,300  Movado Group Inc. .................     340,162          368,262
     130,000  Neiman Marcus Group Inc.,
                Cl. B ...........................   4,106,529        6,519,500
       3,000  The Sports Authority Inc.+ ........      18,395          120,240
      40,000  Weis Markets Inc. .................   1,174,744        1,350,000
                                                 ------------     ------------
                                                   11,412,085       17,472,482
                                                 ------------     ------------
              SATELLITE -- 0.4%
      20,000  Pegasus Communications
                Corp.+ ..........................     477,724          766,800
     100,000  Sirius Satellite Radio Inc.+ ......     279,419          340,000
      40,000  XM Satellite Radio Holdings
                Inc., Cl. A+ ....................     370,830        1,120,000
                                                 ------------     ------------
                                                    1,127,973        2,226,800
                                                 ------------     ------------
              SPECIALTY CHEMICALS -- 4.5%
      35,000  Airgas Inc. .......................     211,400          745,500
      30,000  Albemarle Corp. ...................     654,490          870,000
      55,000  Arch Chemicals Inc. ...............   1,161,735        1,552,650
      10,000  Cytec Industries Inc.+ ............     278,296          355,700
       9,000  Dionex Corp.+ .....................     270,000          475,200
     150,000  Ferro Corp. .......................   3,405,165        3,922,500
     130,000  Fuller (H.B.) Co. .................   2,306,337        3,697,200
      50,000  Great Lakes Chemical Corp. ........   1,247,733        1,192,500
     450,000  Hercules Inc.+ ....................   4,361,521        5,166,000
       1,500  IMC Global Inc. ...................      10,470           21,450
     155,000  MacDermid Inc. ....................   2,646,555        5,454,450
     180,000  Material Sciences Corp.+ ..........   1,696,183        1,980,000
     130,000  Omnova Solutions Inc.+ ............     810,622          682,500
      50,000  Penford Corp. .....................     539,601          833,000
      10,000  Quaker Chemical Corp. .............     181,138          254,000
      55,000  Schulman (A.) Inc. ................     643,350        1,080,750
                                                 ------------     ------------
                                                   20,424,596       28,283,400
                                                 ------------     ------------
              TELECOMMUNICATIONS -- 1.0%
       9,200  Atlantic Tele-Network Inc. ........      92,644          286,580
     190,000  Cincinnati Bell Inc.+ .............     475,442          773,300
      20,000  Citizens Communications Co.+ ......     195,332          258,800
      79,460  Commonwealth Telephone
                Enterprises Inc.+ ...............   1,517,147        3,258,655
       6,795  Community Service
                Communications Inc.+ ............           0           13,930
      46,950  D&E Communications Inc. ...........     605,207          656,830

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
      65,000  McLeodUSA Inc., Cl.A,
                Escrow+ (b) .....................$          0     $          0
         277  NTL Inc.+ .........................       8,407           16,468
       2,000  RCN Corp.+ ........................       9,221              580
      25,000  Rogers Communications Inc.,
                Cl. B ...........................     226,378          467,250
      20,000  Shenandoah
                Telecommunications Co. ..........     296,543          457,000
       2,500  Telewest Communications
                plc, ADR+ .......................       8,875           15,000
      53,000  Winstar Communications Inc.+ ......         133              106
                                                 ------------     ------------
                                                    3,435,329        6,204,499
                                                 ------------     ------------
              TRANSPORTATION -- 0.1%
      95,000  Grupo TMM SA de CV,
                Cl. A, ADR+ .....................     863,299          263,150
       2,000  Irish Continental Group plc .......      18,082           29,957
      50,000  OMI Corp.+ ........................     313,120          572,000
       5,100  Providence & Worcester
                Railroad Co. ....................      42,979           48,450
                                                 ------------     ------------
                                                    1,237,480          913,557
                                                 ------------     ------------
              WIRELESS COMMUNICATIONS -- 2.1%
       6,000  Airgate Pcs Inc (New)+ ............     137,880           89,994
      50,000  Centennial Communications
                Corp.+ ..........................     545,692          338,000
          11  Microcell Telecommunications
                Inc., Cl. B+ ....................          77              209
       5,000  Nextel Communications Inc.,
                Cl. A+ ..........................      35,338          123,650
      75,000  Price Communications Corp.+ .......     914,718        1,176,750
      56,000  Rogers Wireless
                Communications Inc.,
                Cl. B+ ..........................     806,844        1,481,200
      55,000  Rural Cellular Corp., Cl. A+ ......     374,090          526,350
      25,000  Triton PCS Holdings Inc.,
                Cl. A+ ..........................     388,518          137,250
      10,000  Ubiquitel Inc.+ ...................      42,850           35,290
      71,000  Vimpel-Communications, ADR+ .......   1,836,938        7,383,290
      80,000  Western Wireless Corp., Cl. A+ ....     279,042        1,869,600
                                                 ------------     ------------
                                                    5,361,987       13,161,583
                                                 ------------     ------------
              TOTAL COMMON STOCKS ............... 412,939,378      615,604,181
                                                 ------------     ------------
              PREFERRED STOCKS -- 1.9%
              BROADCASTING -- 0.3%
       1,063  Granite Broadcasting Corp.,
                12.750% Pfd.+ ...................     439,683          574,020
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (b)(d) ...................   1,000,000        1,020,000

                                                                      MARKET
      SHARES                                         COST             VALUE
      ------                                         ----             ------
       1,131  PTV Inc., 10.000% Pfd.,
                Ser. A+ .........................$          0     $      6,079
                                                 ------------     ------------
                                                    1,439,683        1,600,099
                                                 ------------     ------------
              BUSINESS SERVICES -- 0.3%
      20,787  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd.,
                Ser. A (b)(d) ...................   2,080,000        2,120,240
                                                 ------------     ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
              WHX Corp.,
      58,000    6.500% Cv. Pfd., Ser. A+ ........     463,067          435,000
      39,400    $3.75 Cv. Pfd., Ser. B+ .........     191,751          278,558
                                                 ------------     ------------
                                                      654,818          713,558
                                                 ------------     ------------
              PUBLISHING -- 0.8%
     160,000  News Corp. Ltd., Pfd., ADR ........     941,920        5,073,600
                                                 ------------     ------------
              TELECOMMUNICATIONS -- 0.4%
      13,000  Andrew Corp.,
                7.750% Cv. Pfd., Ser. D .........     633,275        2,691,000
                                                 ------------     ------------
              TOTAL PREFERRED STOCKS ............   5,749,696       12,198,497
                                                 ------------     ------------
              RIGHTS -- 0.0%
              WIRELESS COMMUNICATIONS -- 0.0%
          11  Microcell Telecommunications
                Inc. Rights+ ....................           0                5
                                                 ------------     ------------
              WARRANTS -- 0.1%
              BUSINESS SERVICES -- 0.1%
     250,000  GP Strategies Corp.,
                Expire 08/14/08+ (b) ............     637,065          637,065
     125,000  Interep National Radio
                Sales Inc.+ (b) .................           0                0
                                                 ------------     ------------
                                                      637,065          637,065
                                                 ------------     ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
         430  Anacomp Inc., Cl. B,
                Expire 12/10/06+ ................           0               97
                                                 ------------     ------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.,
                Expire 03/28/08+ ................      24,809            5,192
                                                 ------------     ------------
              TELECOMMUNICATIONS -- 0.0%
          86  NTL Inc., Expire 01/13/11+ ........         124              710
                                                 ------------     ------------
              WIRELESS COMMUNICATIONS -- 0.0%
       1,387  Microcell Telecommunications Inc.,
                Cl. A, Expire 05/01/05+ .........       1,991            6,322
       2,312  Microcell Telecommunications Inc.,
                Cl. B, Expire 05/01/08+ .........       3,553           12,314
                                                 ------------     ------------
                                                        5,544           18,636
                                                 ------------     ------------
              TOTAL WARRANTS ....................     667,542          661,700
                                                 ------------     ------------

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                         MARKET
     AMOUNT                                          COST             VALUE
    ---------                                        ----             ------
              CORPORATE BONDS -- 0.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $  800,000   Exide Corp., Sub. Deb. Cv.,
                2.900%, 12/15/05+ (c)(d) ........$      6,000     $     12,480
    600,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 ................     565,676          610,500
                                                 ------------     ------------
                                                      571,676          622,980
                                                 ------------     ------------
              BUILDING AND CONSTRUCTION -- 0.0%
    100,000   Foster Wheeler Ltd.,
                Sub. Deb. Cv.,
                6.500%, 06/01/07 ................      36,294           63,125
                                                 ------------     ------------
              BUSINESS SERVICES -- 0.2%
  2,000,000   GP Strategies Corp.,
                Sub. Deb.,
                6.000%, 08/14/08 (b) ............   1,419,208        1,418,062
                                                 ------------     ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (c) ...........       1,185            1,125
                                                 ------------     ------------
              ENERGY AND UTILITIES -- 0.0%
    200,000   Friede Goldman Halter Inc.,
                Sub. Deb. Cv.,
                4.500%, 09/15/04+ (c) ...........      26,000           17,500
    100,000   Ogden Corp., Sub. Deb. Cv.,
                6.000%, 06/01/49+ (c) ...........      99,535                0
                                                 ------------     ------------
                                                      125,535           17,500
                                                 ------------     ------------
              HEALTH CARE -- 0.0%
     28,847   Del Global Technologies Corp.,
                6.000%, 03/28/07 (b) ............      28,847           21,636
     10,000   Inhale Therapeutic Systems,
                Sub. Deb. Cv.,
                6.750%, 10/13/06 (d) ............       6,952           14,824
                                                 ------------     ------------
                                                       35,799           36,460
                                                 ------------     ------------

    PRINCIPAL                                                         MARKET
     AMOUNT                                          COST             VALUE
    ---------                                        ----             ------
              TELECOMMUNICATIONS -- 0.0%
 $  400,000   Williams Comm Group Inc.,
                Escrow,
                10.875%, 10/01/09 (c) ...........$          0     $          0
    200,000   XO Communications Inc.,
                Sub. Deb. Cv.,
                5.750%, 01/15/09+ (c)(d) ........         375              500
                                                 ------------     ------------
                                                          375              500
                                                 ------------     ------------
              TOTAL CORPORATE BONDS .............   2,190,072        2,159,752
                                                 ------------     ------------
              TOTAL
                INVESTMENTS -- 99.6% ............$421,546,688      630,624,135
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.4% .........   2,315,081
                                                                  ------------
              NET ASSETS -- 100.0% ...............................$632,939,216
                                                                  ============
----------------
              For Federal tax purposes:
              Aggregate cost .....................................$421,546,688
                                                                  ============
              Gross unrealized appreciation ......................$228,009,637
              Gross unrealized depreciation ...................... (18,932,190)
                                                                  ------------
              Net unrealized appreciation ........................$209,077,447
                                                                  ============
----------------
 (a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
 (b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. The aggregate value of such securities is $5,501,813 or 0.87% of net assets.
 (c)  Security is in default.
 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the market value of Rule 144A securities amounted to $3,168,044 or 0.50% of total net assets.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $421,546,688) ..     $630,624,135
  Cash .......................................        1,314,227
  Dividends and interest receivable ..........        1,324,872
  Receivable for investments sold ............          899,862
  Receivable for capital shares sold .........          568,017
  Other assets ...............................           20,412
                                                   ------------
  TOTAL ASSETS ...............................      634,751,525
                                                   ------------
LIABILITIES:
  Payable for investments purchased ..........          769,128
  Payable for capital shares redeemed ........           58,692
  Payable for investment advisory fees .......          529,914
  Payable for distribution fees ..............          132,486
  Payable for shareholder communication fees .           88,269
  Payable for shareholder services fees ......          138,637
  Other accrued expenses .....................           95,183
                                                   ------------
  TOTAL LIABILITIES ..........................        1,812,309
                                                   ------------
  NET ASSETS applicable to 24,568,979
    shares outstanding .......................     $632,939,216
                                                   ============
NET ASSETS CONSIST OF:
  Capital stock, at par value ................     $     24,569
  Additional paid-in capital .................      411,475,079
  Accumulated net investment income ..........           27,445
  Accumulated net realized gain on investments
    and foreign currency transactions ........       12,332,969
  Net unrealized appreciation on investments
    and foreign currency transactions ........      209,079,154
                                                   ------------
  NET ASSETS .................................     $632,939,216
                                                   ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net asset value, offering and redemption price
    per share ($632,900,635 / 24,567,481 shares
    outstanding;  200,000,000 shares authorized
    of $0.001 par value) .....................           $25.76
                                                         ======
  CLASS A:
  Net asset value and redemption price per share
    ($23,854 / 926 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ...           $25.77
                                                         ======
  Maximum sales charge                                     5.75%
                                                         ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price at March 31, 2004) ....           $27.34
                                                         ======
  CLASS B:
  Net asset value and offering price per share
    ($13,677 / 531 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ...           $25.72(a)
                                                         ======
  CLASS C:
  Net asset value and offering price per share
    ($1,050 / 41 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ...           $25.72(a)
                                                         ======
-----------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $13,143)      $  4,314,410
  Interest ...................................          137,911
                                                   ------------
  TOTAL INVESTMENT INCOME ....................        4,452,321
                                                   ------------
EXPENSES:
  Investment advisory fees ...................        3,040,554
  Distribution fees ..........................          760,149
  Shareholder services fees ..................          290,439
  Custodian fees .............................           52,233
  Shareholder communications expenses ........           72,612
  Registration fees ..........................           32,337
  Legal and audit fees .......................           26,885
  Directors' fees ............................           22,566
  Interest expense ...........................           22,954
  Miscellaneous expenses .....................           38,549
                                                   ------------
  TOTAL EXPENSES .............................        4,359,278
                                                   ------------
  NET INVESTMENT INCOME ......................           93,043
                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investments and foreign
    currency transactions ....................       16,152,777
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency transactions ....................       95,600,338
                                                   ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS .............................      111,753,115
                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................     $111,846,158
                                                   ============

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2004        YEAR ENDED
                                                            (UNAUDITED)     SEPTEMBER 30, 2003
                                                         ----------------   ------------------
OPERATIONS:
  Net investment income/(loss) .......................     $      93,043      $  (1,046,497)
  Net realized gain on investments and
    foreign currency transactions ....................        16,152,777          5,606,020
  Net change in unrealized appreciation/depreciation
    on investments and foreign
    currency transactions ............................        95,600,338        112,208,652
                                                           -------------      -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       111,846,158        116,768,175
                                                           -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized short-term gain on investments ........        (2,246,976)          (300,296)
  Net realized long-term gain on investments .........        (2,105,462)        (6,071,352)
                                                           -------------      -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................        (4,352,438)        (6,371,648)
                                                           -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued:
    Class AAA ........................................        81,335,568        131,697,417
    Class A ..........................................            23,621                 --
    Class B ..........................................            13,500                 --
    Class C ..........................................             1,000                 --
                                                           -------------      -------------
                                                              81,373,689        131,697,417
                                                           -------------      -------------
  Proceeds from reinvestment of dividends:
    Class AAA ........................................         4,162,298          6,099,180
    Class A ..........................................                --                 --
    Class B ..........................................                --                 --
    Class C ..........................................                --                 --
                                                           -------------      -------------
                                                               4,162,298          6,099,180
                                                           -------------      -------------
  Cost of shares redeemed:
    Class AAA ........................................      (100,487,017)      (136,212,243)
    Class A ..........................................                --                 --
    Class B ..........................................                --                 --
    Class C ..........................................                --                 --
                                                           -------------      -------------
                                                            (100,487,017)      (136,212,243)
                                                           -------------      -------------
  Net increase/(decrease) in net assets
    from capital share transactions ..................       (14,951,030)         1,584,354
                                                           -------------      -------------
  NET INCREASE IN NET ASSETS .........................        92,542,690        111,980,881

NET ASSETS:
  Beginning of period ................................       540,396,526        428,415,645
                                                           -------------      -------------
  End of period (including undistributed net
    investment income of $27,445 and $0,
    respectively) ....................................     $ 632,939,216      $ 540,396,526
                                                           =============      =============

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on that day, then the security is valued at the closing bid price. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days are valued at the latest average of the bid and asked prices obtained from a pricing service approved by the Board of Directors, or a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2004, there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At March 31, 2004, there were no futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At March 31, 2004, there were no open forward foreign exchange contracts.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/loss that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

For fiscal year ended September 30, 2003, the tax character of distributions paid does not materially differ from the amounts recorded in accordance with accounting principles generally accepted in the United States.

For the fiscal year ended September 30, 2003, reclassifications were made to decrease accumulated net investment loss for $984,787 and decrease accumulated net realized gain on investments for $974,892, with an offsetting adjustment to additional paid-in capital.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of September 30, 2003, the components of accumulated earnings/losses on a tax basis were as follows:

               Undistributed ordinary income
                 (inclusive of short-term capital gains) .... $  2,330,289
               Undistributed long-term capital gains ........    1,965,427
               Post-October losses ..........................         (710)
               Net unrealized appreciation ..................  109,715,730
               Other temporary differences ..................      (64,888)
                                                              ------------
                 Total accumulated earnings ................. $113,945,848
                                                              ============

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

The difference between book and tax basis undistributed ordinary income is primarily due to the continued accrual of defaulted interest for tax purposes which has been written down for book purposes.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each Class of Shares pursuant to Rule 12b-1 under the 1940 Act. For the six months ended March 31, 2004, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $760,131 and $3 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under each Plan. Class B and Class C Shares incurred distribution costs of $12 and $3, respectively, or 1.00% of average daily net assets, the annual limitation under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended March 31, 2004, other than short term securities, aggregated $28,674,414 and $46,351,065, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $84,800 to Gabelli & Company, Inc. During the six months ended March 31, 2004, Gabelli & Company, Inc. received $155 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances.

The average daily amount of borrowings within the six months ended March 31, 2004 was $2,219,295 with a related weighted average interest rate of 1.78%. The maximum amount borrowed at any time during the six months ended March 31, 2004 was $9,451,000.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                    SIX MONTHS ENDED
                                                     MARCH 31, 2004                        PERIOD ENDED
                                                       (UNAUDITED)                      SEPTEMBER 30, 2003
                                               -------------------------------    -------------------------------
                                                  SHARES            AMOUNT          SHARES             AMOUNT
                                               ------------      -------------    ------------      -------------
CLASS AAA
Shares sold ................................      3,321,697      $  81,335,568       6,936,908      $ 131,697,417
Shares issued upon reinvestment of dividends        172,209          4,162,298         338,280          6,099,180
Shares redeemed ............................     (4,082,819)      (100,487,017)     (7,267,158)      (136,212,243)
                                               ------------      -------------    ------------      -------------
Net increase/decrease in Class AAA shares ..       (588,913)     $ (14,989,151)          8,030      $   1,584,354
                                               ============      =============    ============      =============
CLASS A
Shares sold ................................            926      $      23,621              --                 --
                                               ------------      -------------    ------------      -------------
Net increase in Class A shares .............            926      $      23,621              --                 --
                                               ============      =============    ============      =============
CLASS B
Shares sold ................................            531      $      13,500              --                 --
                                               ------------      -------------    ------------      -------------
Net increase in Class B shares .............            531      $      13,500              --                 --
                                               ============      =============    ============      =============
CLASS C
Shares sold ................................             41      $       1,000              --                 --
                                               ------------      -------------    ------------      -------------
Net increase in Class C shares .............             41      $       1,000              --                 --
                                               ============      =============    ============      =============

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the six months ended March 31, 2004, is set forth below:

                                                                       PERCENT
                              SHARES                      VALUE AT      OWNED
                  BEGINNING  PURCHASED  ENDING  DIVIDEND  MARCH 31,   OF SHARES
                   SHARES     (SOLD)    SHARES   INCOME     2004     OUTSTANDING
                  ---------  ---------  ------  --------  ---------  -----------
Trans-Lux Corp. ... 95,000       0      95,000   $6,650   $744,800      9.76%
                    ------       -      ------   ------   --------      -----

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                       INCOME
                            FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
              -----------------------------------------------------  -------------------------------------
                                              Net
               Net Asset                 Realized and      Total                    Net                      Net Asset
  Period        Value,        Net         Unrealized       from          Net     Realized                     Value,
   Ended      Beginning   Investment    Gain/(Loss) on   Investment  Investment   Gain on       Total         End of     Total
September 30  of Period  Income/(Loss)    Investments    Operations    Income   Investments  Distributions    Period    Return+
------------  ---------  -------------  --------------   ----------  ---------- -----------  -------------   ---------  -------
CLASS AAA
  2004(c)      $21.48       $ 0.00*          $4.45         $4.45          --      $(0.17)       $(0.17)        $25.76    20.84%
  2003          17.04        (0.05)           4.74          4.69          --       (0.25)        (0.25)         21.48    27.84
  2002          17.13        (0.04)           0.31          0.27      $(0.01)      (0.35)        (0.36)         17.04     1.39
  2001          23.60         0.06           (1.75)        (1.69)      (0.05)      (4.73)        (4.78)         17.13    (7.47)
  2000          21.84         0.06            4.16          4.22          --       (2.46)        (2.46)         23.60    21.00
  1999          18.81        (0.07)           3.63          3.56          --       (0.53)        (0.53)         21.84    19.24

CLASS A
  2004(a)(c)   $24.49       $(0.00)*         $1.28         $1.28          --          --            --         $25.77     5.23%

CLASS B
  2004(a)(c)   $24.49       $ 0.00*          $1.23         $1.23          --          --            --         $25.72     5.02%

CLASS C
  2004(a)(c)   $24.49       $(0.03)          $1.26         $1.23          --          --            --         $25.72     5.02%

                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
               ------------------------------------------------

               Net Assets
  Period         End of        Net                    Portfolio
   Ended         Period     Investment    Operating    Turnover
September 30   (in 000's)  Income/(Loss)   Expenses     Rate
------------   ----------  -------------  ----------  ---------
CLASS AAA
  2004(c)       $632,900      0.03%(b)      1.44%(b)       5%
  2003           540,397     (0.22)         1.45           4
  2002           428,416     (0.22)         1.45          10
  2001           372,865      0.30          1.45          17
  2000           366,459      0.26          1.49          47
  1999           305,403     (0.34)         1.56(d)       24

CLASS A
  2004(a)(c)    $     24     (0.02)%(b)     1.44%(b)       5%

CLASS B
  2004(a)(c)    $     14      0.26%(b)      2.19%(b)       5%

CLASS C
  2004(a)(c)    $      1     (0.60)%(b)     2.19%(b)       5%

--------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.
(b) Annualized.
(c) For the period ending March 31, 2004, unaudited.
(d) The Fund incurred interest expense during the fiscal year ended September 30, 1999. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.53%.
 *  Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
     ===========================================================================

     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                               Karl Otto Pohl
CHAIRMAN AND CHIEF                                  FORMER PRESIDENT
INVESTMENT OFFICER                                  DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                                 Anthony R. Pustorino
ATTORNEY-AT-LAW                                     CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                           PROFESSOR EMERITUS
                                                    PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                     Salvatore J. Zizza
SENIOR VICE PRESIDENT                               CHAIRMAN
GABELLI & COMPANY, INC.                             HALLMARK ELECTRICAL
                                                    SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS
Bruce N. Alpert                                     James E. McKee
PRESIDENT AND TREASURER                             SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q104SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
SMALL CAP
GROWTH
FUND


                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2004

                         THE GABELLI EQUITY INCOME FUND

                             SEMI-ANNUAL REPORT (B)
                                 MARCH 31, 2004



TO OUR SHAREHOLDERS,

      Higher yielding equities held up well as stocks retreated in March and the Gabelli Equity Income Fund posted a 16.2% gain during the six-month period ended March 31, 2004, compared with a 14.1% gain by the Standard & Poor's ("S&P") 500 Index during the same period.

      Enclosed is the portfolio of investments and financial statements as of March 31, 2004.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2004 (A)(B)
                                 ----------------------------------------------------
                                                                                                             SINCE
                                             QUARTER      1 YEAR      3 YEAR      5 YEAR      10 YEAR    INCEPTION (C)
                                             -------      ------      ------      ------      -------    -------------
  Gabelli Equity Income Fund Class AAA .....  2.81%       36.40%       7.29%       8.31%      12.69%       12.39%

  S&P 500 Index ............................  1.69%       35.10%       0.63%      (1.20)%     11.68%       10.61%
  Nasdaq Composite Index ................... (0.46)%      48.69%       2.71%      (4.12)%     10.37%       10.51%
  Lipper Equity Income Fund Avg. ...........  2.22%       35.78%       2.68%       3.30%      10.25%       10.17%

  Class A ..................................  2.74%       36.32%       7.27%       8.30%      12.69%       12.38%
                                             (3.16)%(d)   28.46%(d)    5.17%(d)    7.01%(d)   12.01%(d)    11.84%(d)
  Class B ..................................  2.56%       36.07%       7.21%       8.26%      12.67%       12.37%
                                             (2.44)%(e)   34.44%(e)    6.95%(e)    8.16%(e)   12.67%(e)    12.37%(e)
  Class C ..................................  2.62%       36.15%       7.23%       8.27%      12.67%       12.37%
                                              1.62%(e)    35.83%(e)    7.23%(e)    8.27%(e)   12.67%(e)    12.37%(e)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 31, 2003. The actual performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized.
 (b) The Fund's fiscal year ends September 30.
 (c) From commencement of investment operations on January 2, 1992.
 (d) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (e) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 A description of the Funds' proxy voting  policies and procedures is available
 (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580; and
 (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
              COMMON STOCKS -- 84.6%
              AEROSPACE -- 1.5%
      32,000  Boeing Co. .............$  1,082,148  $  1,314,240
       5,000  Lockheed Martin Corp. ..     104,386       228,200
       7,000  Northrop Grumman Corp. .     431,350       688,940
      10,000  Raytheon Co. ...........     279,250       313,400
       2,000  Rockwell Automation Inc.      25,686        69,340
       2,000  Rockwell Collins Inc. ..      15,844        63,220
     105,000  Titan Corp.+ ...........   2,287,350     2,119,950
                                      ------------  ------------
                                         4,226,014     4,797,290
                                      ------------  ------------
              AUTOMOTIVE -- 0.2%
       4,500  Ford Motor Co. .........      67,417        61,065
      14,239  General Motors Corp. ...     538,747       670,657
                                      ------------  ------------
                                           606,164       731,722
                                      ------------  ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.6%
       2,000  ArvinMeritor Inc. ......      28,890        39,660
      89,000  Dana Corp. .............   1,252,433     1,767,540
       6,400  Ethyl Corp.+ ...........      24,700       126,784
      40,000  GenCorp Inc. ...........     342,710       433,200
     125,000  Genuine Parts Co. ......   3,542,196     4,090,000
       5,000  Johnson Controls Inc. ..     127,000       295,750
      60,000  Modine Manufacturing Co.   1,160,998     1,563,600
       3,000  Pep Boys - Manny,
                Moe & Jack ...........      27,885        83,250
                                      ------------  ------------
                                         6,506,812     8,399,784
                                      ------------  ------------
              AVIATION: PARTS AND SERVICES -- 0.8%
      20,000  Barnes Group Inc. ......     365,934       557,800
      17,000  Curtiss-Wright Corp. ...     121,681       796,790
      12,096  Curtiss-Wright Corp.,
                Cl. B ................     272,014       552,424
       8,000  United Technologies
                Corp. ................     281,946       690,400
                                      ------------  ------------
                                         1,041,575     2,597,414
                                      ------------  ------------
              BROADCASTING -- 0.0%
      20,000  Granite Broadcasting
                Corp.+ ...............     106,004        33,400
                                      ------------  ------------
              BUSINESS SERVICES -- 0.5%
       4,000  Automatic Data
                Processing Inc. ......     126,808       168,000
       6,000  Donnelley (R.H.) Corp.+       68,850       280,200
         500  Imation Corp. ..........       7,150        18,810
       2,500  Landauer Inc. ..........      60,337       105,000
       5,000  National Processing
                Inc.+ ................      77,065        95,000
      26,000  New England Business
                Service Inc. .........     494,245       880,100
                                      ------------  ------------
                                           834,455     1,547,110
                                      ------------  ------------
              CABLE -- 0.1%
      10,000  Comcast Corp., Cl. A+ ..     344,305       287,400
                                      ------------  ------------
              COMMUNICATIONS EQUIPMENT -- 0.8%
      45,000  Corning Inc.+ ..........     352,463       503,100
     115,000  Motorola Inc. ..........   1,200,428     2,024,000
                                      ------------  ------------
                                         1,552,891     2,527,100
                                      ------------  ------------

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
              COMPUTER HARDWARE -- 0.1%
         300  International Business
                Machines Corp. .......$      3,810  $     27,552
      13,000  Xerox Corp.+ ...........     126,343       189,410
                                      ------------  ------------
                                           130,153       216,962
                                      ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
      10,000  Electronic Data
                Systems Corp. ........     172,160       193,500
      35,000  EMC Corp.+ .............     331,520       476,350
      15,000  PeopleSoft Inc.+ .......     253,867       277,350
         154  Telecom Italia
                Media SpA+ ...........         205            74
                                      ------------  ------------
                                           757,752       947,274
                                      ------------  ------------
              CONSUMER PRODUCTS -- 6.0%
      35,000  Altria Group Inc. ......   1,051,855     1,905,750
       1,000  Clorox Co. .............      33,050        48,910
      95,000  Eastman Kodak Co. ......   2,653,246     2,486,150
      44,000  Energizer Holdings
                Inc.+ ................   1,104,727     2,054,360
      74,000  Gallaher Group
                plc, ADR .............   1,600,863     3,554,220
      42,000  Gillette Co. ...........   1,233,027     1,642,200
      70,000  Maytag Corp. ...........   1,736,480     2,209,900
      36,000  National Presto
                Industries Inc. ......   1,245,262     1,395,360
      19,000  Procter & Gamble Co. ...   1,393,252     1,992,720
      13,000  Rothmans Inc. ..........     237,941       338,786
      26,000  Unilever NV, ADR .......   1,542,066     1,805,440
                                      ------------  ------------
                                        13,831,769    19,433,796
                                      ------------  ------------
              CONSUMER SERVICES -- 0.3%
      35,000  Rollins Inc. ...........     454,969       901,950
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 3.7%
       5,000  3M Co. .................     213,645       409,350
      22,000  Acuity Brands Inc. .....     342,224       525,360
      30,000  Cooper Industries Ltd.,
                Cl. A ................   1,194,666     1,715,400
      22,000  GATX Corp. .............     559,803       487,740
     115,000  General Electric Co. ...   2,904,598     3,509,800
       5,000  Harbor Global Co. Ltd.+       24,172        51,250
     100,000  Honeywell International
                Inc. .................   2,429,693     3,385,000
      47,000  Sensient Technologies
                Corp. ................     953,833       877,490
      22,000  Thomas Industries Inc. .     250,524       693,000
       4,000  Trinity Industries Inc.       82,100       111,200
      10,000  Tyco International Ltd.      128,601       286,500
                                      ------------  ------------
                                         9,083,859    12,052,090
                                      ------------  ------------
              ELECTRONICS -- 1.8%
      20,000  Intel Corp. ............     370,400       544,000
     125,000  Texas Instruments Inc. .   2,489,961     3,652,500
      20,000  Thermo Electron Corp.+ .     424,925       565,600
      50,000  Thomas & Betts Corp. ...     881,146     1,091,000
                                      ------------  ------------
                                         4,166,432     5,853,100
                                      ------------  ------------
              ENERGY AND UTILITIES: ELECTRIC -- 3.5%
      80,000  AES Corp.+ .............     268,400       682,400
      12,000  American Electric Power
                Co. Inc. .............     310,790       395,040

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
              COMMON STOCKS  (CONTINUED)  ENERGY AND
              UTILITIES: ELECTRIC (CONTINUED)
      81,000  Cinergy Corp. ..........$  2,478,068  $  3,312,090
      17,000  DTE Energy Co. .........     740,420       699,550
     100,000  El Paso Electric Co.+ ..     790,289     1,384,000
      20,000  FPL Group Inc. .........   1,172,448     1,337,000
      35,000  Great Plains
                Energy Inc. ..........     748,610     1,182,650
      90,000  Northeast Utilities ....   1,660,471     1,678,500
       8,000  UIL Holdings Corp. .....     290,482       385,360
      10,000  Unisource Energy Corp. .     244,500       245,700
                                      ------------  ------------
                                         8,704,478    11,302,290
                                      ------------  ------------
              ENERGY AND UTILITIES: INTEGRATED -- 9.4%
      38,000  Allegheny Energy Inc.+ .     318,325       520,980
     110,000  Aquila Inc.+ ...........     317,164       518,100
      44,000  BP plc, ADR ............   1,030,210     2,252,800
      42,000  Burlington
                Resources Inc. .......   1,618,222     2,672,460
      44,000  CH Energy Group Inc. ...   1,809,289     2,159,960
      70,000  Constellation Energy
                Group Inc. ...........   1,664,815     2,796,500
       1,000  Dominion Resources
                Inc. .................      48,852        64,300
     100,000  Duke Energy Corp. ......   1,795,444     2,260,000
     180,000  Duquesne Light
                Holdings Inc. ........   2,955,682     3,510,000
     135,000  El Paso Corp. ..........   1,263,718       959,850
     150,000  Energy East Corp. ......   3,071,332     3,804,000
      29,000  Eni SpA ................     304,221       583,036
      40,000  NSTAR ..................   1,282,183     2,028,800
       2,000  OGE Energy Corp. .......      47,090        52,880
      50,000  Progress Energy Inc. ...   2,144,038     2,354,000
      15,000  Progress Energy Inc.,
                CVO+ .................       7,800         4,650
       4,000  Public Service Enterprise
                Group Inc. ...........     131,300       187,920
      12,000  Scottish Power
                plc, ADR .............     314,381       340,320
      55,000  TECO Energy Inc. .......     754,173       804,650
      27,000  TXU Corp. ..............     548,964       773,820
      95,000  Westar Energy Inc. .....   1,388,045     1,991,200
                                      ------------  ------------
                                        22,815,248    30,640,226
                                      ------------  ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.2%
      33,400  AGL Resources Inc. .....     640,619       969,268
      25,000  Atmos Energy Corp. .....     570,313       639,250
      25,000  National Fuel Gas Co. ..     519,678       615,000
      30,000  ONEOK Inc. .............     477,001       676,500
       3,000  Peoples Energy Corp. ...     103,188       133,950
      12,000  Piedmont Natural
                Gas Co. Inc. .........     394,017       506,640
      18,000  SEMCO Energy Inc. ......     160,883       101,880
      63,282  Southern Union Co.+ ....     904,305     1,199,194
     100,000  Southwest Gas Corp. ....   1,777,547     2,340,000
                                      ------------  ------------
                                         5,547,551     7,181,682
                                      ------------  ------------
              ENERGY AND UTILITIES: OIL -- 6.1%
      41,000  ChevronTexaco Corp. ....   1,927,546     3,598,980
      58,000  ConocoPhillips .........   3,187,718     4,048,980
      15,000  Devon Energy Corp. .....     692,247       872,250

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
     123,000  Exxon Mobil Corp. ......$  3,351,043  $  5,115,570
      18,000  Kerr-McGee Corp. .......     778,337       927,000
      95,000  Royal Dutch
                Petroleum Co. ........   4,155,263     4,520,100
       8,759  Total SA, ADR ..........     299,550       805,828
                                      ------------  ------------
                                        14,391,704    19,888,708
                                      ------------  ------------
              ENERGY AND UTILITIES: SERVICES -- 0.4%
      14,000  Halliburton Co. ........     158,327       425,460
      12,000  Schlumberger Ltd. ......     547,706       766,200
                                      ------------  ------------
                                           706,033     1,191,660
                                      ------------  ------------
              ENERGY AND UTILITIES: WATER -- 0.1%
      18,750  Aqua America Inc. ......     230,874       406,500
                                      ------------  ------------
              ENTERTAINMENT -- 1.3%
      17,000  Fox Entertainment Group Inc.,
                Cl. A+ ...............     372,969       460,700
     105,000  The Walt Disney Co. ....   1,745,083     2,623,950
      60,000  Time Warner Inc.+ ......     784,500     1,011,600
       3,000  Viacom Inc., Cl. A .....      68,550       118,620
                                      ------------  ------------
                                         2,971,102     4,214,870
                                      ------------  ------------
              ENVIRONMENTAL SERVICES -- 0.3%
      30,000  Waste Management Inc. ..     543,511       905,400
                                      ------------  ------------
              EQUIPMENT AND SUPPLIES -- 1.1%
       3,000  Caterpillar Inc. .......      35,181       237,210
      28,000  Deere & Co. ............     567,189     1,940,680
      11,000  Imagistics International
                Inc.+ ................     212,935       484,550
       3,000  Ingersoll-Rand Co.,
                Cl. A ................     125,173       202,950
       1,500  Minerals Technologies
                Inc. .................      37,938        85,650
       2,000  Parker Hannifin Corp. ..      77,350       113,000
      16,000  Smith (A.O.) Corp. .....     343,317       463,200
                                      ------------  ------------
                                         1,399,083     3,527,240
                                      ------------  ------------
              FINANCIAL SERVICES -- 15.4%
       8,000  Aegon NV, ADR ..........      96,311       102,800
       7,262  Alleghany Corp.+ .......   1,311,997     1,795,991
       5,000  Allstate Corp. .........     177,405       227,300
      73,500  American Express Co. ...   2,595,280     3,810,975
      12,000  American International
                Group Inc. ...........     705,110       856,200
      39,000  Argonaut Group Inc.+ ...     789,154       742,170
       5,000  Banco Popular
                Espanol SA ...........     185,939       292,600
      18,000  Banco Santander Central
                Hispano SA, ADR ......      64,963       197,640
       2,000  Banco Santander
                Chile, ADR ...........      29,250        53,800
       8,500  Bank of America Corp. ..     158,255       688,330
      44,000  Bank of New York
                Co. Inc. .............   1,423,658     1,386,000
      19,000  Bank One Corp. .........     660,767     1,035,880
      30,000  Bankgesellschaft
                Berlin AG+ ...........     201,349        70,047
       8,000  Banque Nationale
                de Paris .............     296,835       488,903
       2,000  Bear Stearns
                Companies Inc. .......     129,100       175,360
      29,000  Citigroup Inc. .........   1,061,657     1,499,300
      39,000  Commerzbank AG, ADR ....     834,873       660,434

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      35,000  Deutsche Bank AG, ADR ..$  1,966,015  $  2,921,800
       2,000  Dun and Bradstreet
                 Corp.+ ..............      20,476       107,000
       3,500  Fannie Mae .............     204,581       260,225
      16,000  Fidelity Southern Corp.      153,870       236,160
      80,000  FleetBoston Financial
                Corp. ................   1,785,143     3,592,000
       1,000  H&R Block Inc. .........      15,746        51,030
      25,000  Huntington
                Bancshares Inc. ......     407,250       554,750
      40,000  John Hancock Financial
                Services Inc. ........   1,152,176     1,747,600
      47,000  JP Morgan Chase & Co. ..   1,463,953     1,971,650
      30,000  KeyCorp ................     891,394       908,700
      11,322  Leucadia National Corp.      372,160       603,236
      55,000  Mellon Financial Corp. .   1,528,208     1,720,950
      10,000  Merrill Lynch &
                Co. Inc. .............     362,400       595,600
     100,000  MONY Group Inc.+ .......   3,097,944     3,144,000
       4,000  Moody's Corp. ..........      64,841       283,200
       3,000  Municipal Mortgage &
                Equity, LLC ..........      60,488        77,040
       6,000  Northern Trust Corp. ...      60,300       279,540
      50,000  Phoenix Companies Inc. .     650,511       670,500
      47,000  PNC Financial Services
                Group ................   1,985,813     2,604,740
      20,000  Schwab (Charles) Corp. .     270,593       232,200
      40,000  St. Paul Companies Inc.    1,590,526     1,600,400
      90,000  Sterling Bancorp .......   1,456,020     2,623,500
      12,000  SunTrust Banks Inc. ....     251,737       836,520
      10,000  T. Rowe Price Group Inc.     340,140       538,300
       4,000  Travelers Property Casualty
                Corp., Cl. A .........      64,200        68,600
      57,000  Unitrin Inc. ...........   1,772,978     2,445,300
      25,000  Wachovia Corp. .........     735,625     1,175,000
      45,000  Waddell & Reed Financial
                Inc., Cl. A ..........     816,259     1,103,400
      75,000  Wilmington Trust Corp. .   2,342,833     2,802,750
                                      ------------  ------------
                                        36,606,083    49,839,421
                                      ------------  ------------
              FOOD AND BEVERAGE -- 5.3%
      45,000  Allied Domecq plc, ADR .     937,266     1,516,050
      32,000  Cadbury Schweppes
                plc, ADR .............     700,693     1,028,800
      35,000  Campbell Soup Co. ......     794,372       954,450
      40,000  Coca-Cola Amatil
                Ltd., ADR ............     246,845       416,540
      33,000  Coca-Cola Co. ..........   1,523,535     1,659,900
      10,000  Corn Products
                International Inc. ...     260,071       400,000
      55,330  Del Monte Foods Co.+ ...     485,759       622,463
      50,000  Diageo plc, ADR ........   1,987,727     2,644,000
      12,000  Fomento Economico Mexicano
                SA de CV, ADR ........     416,490       591,240
      25,000  General Mills Inc. .....   1,158,300     1,167,000
      64,000  Heinz (H.J.) Co. .......   2,169,869     2,386,560
       3,000  Hershey Foods Corp. ....     164,533       248,550
      15,000  Kellogg Co. ............     416,864       588,600

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
       3,000  Mondavi (Robert) Corp.,
                Cl. A+ ...............$     62,180  $    113,430
      10,000  Nestle SA ..............   2,083,075     2,549,631
      12,515  Tootsie Roll
               Industries Inc. .......     339,643       457,530
                                      ------------  ------------
                                        13,747,222    17,344,744
                                      ------------  ------------
              HEALTH CARE -- 7.9%
       5,000  Abbott Laboratories ....     181,280       205,500
       3,000  Aventis SA, ADR ........     149,527       230,700
      42,000  Baxter International
                Inc. .................   1,140,398     1,297,380
      16,000  Becton, Dickinson
                and Co. ..............     491,573       775,680
     105,000  Bristol-Myers
                Squibb Co. ...........   2,778,533     2,544,150
      68,000  Eli Lilly & Co. ........   3,976,966     4,549,200
      11,276  GlaxoSmithKline
                plc, ADR .............     515,984       450,476
      10,000  Henry Schein Inc.+ .....     422,723       714,200
       5,000  Interpore International
                Inc.+ ................      37,780        71,900
      30,000  Johnson & Johnson ......   1,383,959     1,521,600
       6,030  Medco Health
                Solutions Inc.+ ......     134,931       205,020
      60,000  Merck & Co. Inc. .......   2,940,176     2,651,400
       3,000  Orthofix International
                NV+ ..................      84,894       148,320
     245,000  Pfizer Inc. ............   7,775,358     8,587,250
     102,000  Schering-Plough Corp. ..   1,847,226     1,654,440
       5,000  Tenet Healthcare Corp.+       58,560        55,800
       2,000  Zimmer Holdings Inc.+ ..     103,551       147,560
                                      ------------  ------------
                                        24,023,419    25,810,576
                                      ------------  ------------
              HOTELS AND GAMING -- 0.4%
      35,000  Starwood Hotels & Resorts
                Worldwide Inc. .......     868,448     1,417,500
                                      ------------  ------------
              METALS AND MINING -- 2.0%
      75,000  Fording Canadian Coal
                Trust (Toronto) ......   1,496,486     3,022,256
      55,875  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ...   1,202,109     2,184,154
      25,000  Newmont Mining Corp. ...     650,026     1,165,750
                                      ------------  ------------
                                         3,348,621     6,372,160
                                      ------------  ------------
              PAPER AND FOREST PRODUCTS -- 0.1%
      11,000  Pactiv Corp.+ ..........     174,996       244,750
                                      ------------  ------------
              PUBLISHING -- 2.1%
      25,000  Dow Jones & Co. Inc. ...   1,104,769     1,197,750
      10,000  Knight-Ridder Inc. .....     662,210       732,500
       1,500  McClatchy Co., Cl. A ...      85,925       106,560
      10,000  McGraw-Hill
                Companies Inc. .......     502,221       761,400
       3,008  News Corp. Ltd., ADR ...      70,880       108,228
      90,000  Reader's Digest
                Association Inc. .....   1,224,956     1,267,200
         406  Seat Pagine
                Gialle SpA+ ..........       1,350           397
      35,000  Tribune Co. ............   1,679,207     1,765,400
       1,200  Washington Post Co.,
                Cl. B ................     700,030     1,061,292
                                      ------------  ------------
                                         6,031,548     7,000,727
                                      ------------  ------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 0.7%
      25,000  Albertson's Inc. .......$    540,435  $    553,750
       2,500  Griffin Land &
                Nurseries Inc.+ ......      11,716        63,500
      47,300  Safeway Inc.+ ..........     932,752       973,434
       2,000  Sears, Roebuck & Co. ...      51,241        85,920
       6,000  The Home Depot Inc. ....     127,998       224,160
      10,000  Weis Markets Inc. ......     300,480       337,500
                                      ------------  ------------
                                         1,964,622     2,238,264
                                      ------------  ------------
              SATELLITE -- 0.2%
      36,000  DIRECTV Group Inc.+ ....     429,789       553,680
                                      ------------  ------------
              SPECIALTY CHEMICALS -- 1.5%
      20,000  Albemarle Corp. ........     434,626       580,000
       1,200  Celenese AG+ ...........      16,129        48,720
       8,611  Dow Chemical Co. .......     303,693       346,851
      10,000  E.I. du Pont de Nemours
                and Co. ..............     421,563       422,200
       6,000  Ferro Corp. ............     135,135       156,900
      25,000  Great Lakes Chemical
                Corp. ................     609,306       596,250
      70,000  Monsanto Co. ...........   1,160,200     2,566,900
      20,000  Omnova Solutions Inc.+ .     155,815       105,000
       4,000  Quaker Chemical Corp. ..      79,615       101,600
                                      ------------  ------------
                                         3,316,082     4,924,421
                                      ------------  ------------
              TELECOMMUNICATIONS -- 4.6%
      10,000  ALLTEL Corp. ...........     492,835       498,900
      33,000  AT&T Corp. .............     933,765       645,810
      52,800  BCE Inc. ...............   1,130,618     1,110,384
      26,000  BellSouth Corp. ........     689,187       719,940
     300,000  BT Group plc ...........   1,251,761       975,905
      30,000  BT Group plc, ADR ......   1,006,938     1,001,700
      30,000  Cable & Wireless
                plc, ADR .............     185,030       213,600
     180,000  Cincinnati Bell Inc.+ ..   1,319,847       732,600
      15,000  Citizens Communications
                Co.+ .................     172,500       194,100
      12,000  Deutsche Telekom
                AG, ADR+ .............     194,878       216,480
      12,000  France Telecom SA, ADR .     347,118       307,680
     300,000  Qwest Communications
                International Inc.+ ..   1,256,877     1,293,000
      76,000  SBC Communications Inc.    2,325,426     1,865,040
      40,000  Sprint Corp. - FON Group     569,646       737,200
       3,300  Telecom Italia SpA, ADR+      31,072       104,214
       7,880  Telefonica SA, ADR .....      86,776       358,855
      12,000  TELUS Corp. ............     192,898       212,745
     100,000  Verizon Communications
                 Inc. ................   3,769,983     3,654,000
                                      ------------  ------------
                                        15,957,155    14,842,153
                                      ------------  ------------
              WIRELESS COMMUNICATIONS -- 1.3%
     200,000  AT&T Wireless
                Services Inc.+ .......   2,374,904     2,722,000
     300,000  mm02 plc+ ..............     336,932       554,116
      20,000  mm02 plc, ADR+ .........     199,884       373,000
      50,000  Sprint Corp. -
                PCS Group+ ...........     364,715       460,000
                                      ------------  ------------
                                         3,276,435     4,109,116
                                      ------------  ------------
              TOTAL COMMON STOCKS .... 210,697,158   274,282,480
                                      ------------  ------------

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
              PREFERRED STOCKS -- 5.6%
              AUTOMOTIVE -- 0.1%
       1,000  Ford Motor Co. Capital Trust II,
                6.500% Cv. Pfd. ......$     45,215  $     53,050
              General Motors Corp.,
       9,000    5.250% Cv. Pfd.,
                Ser. B ...............     228,000       229,500
       4,000    4.500% Cv. Pfd.,
                Ser. A ...............     100,000       104,960
                                      ------------  ------------
                                           373,215       387,510
                                      ------------  ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
       7,000  Coltec Capital Trust,
                5.250% Cv. Pfd. ......     281,500       315,000
                                      ------------  ------------
              BROADCASTING -- 2.3%
      55,000  CVC Equity Securities Trust I,
                6.500% Cv. Pfd. ......   1,377,226     1,344,200
       2,619  Granite Broadcasting Corp.,
                12.750% Pfd.+ ........   1,488,446     1,414,260
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (b)(c) ........   1,000,000     1,020,000
      46,100  Rainbow Equity Securities
                Trust II,
                6.250% Cv. Pfd. ......     801,487     1,164,025
      50,000  Sinclair Broadcast Group Inc.,
                6.000% Cv. Pfd.,
                Ser. D ...............   2,340,625     2,325,000
                                      ------------  ------------
                                         7,007,784     7,267,485
                                      ------------  ------------
              COMMUNICATIONS EQUIPMENT -- 0.4%
       1,100  Lucent Technologies Capital
                Trust I,
                7.750% Cv. Pfd. ......     759,000     1,392,820
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
      26,200  WHX Corp.,
                $3.75 Cv. Pfd.,
                Ser. B+ ..............     177,129       185,234
                                      ------------  ------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International
                Group Inc.,
                7.250% Cv. Pfd.+ .....       5,310        30,000
                                      ------------  ------------
              EQUIPMENT AND SUPPLIES -- 0.4%
      13,800  Sequa Corp.,
                $5.00 Cv. Pfd. .......   1,063,415     1,269,600
                                      ------------  ------------
              HEALTH CARE -- 0.0%
         300  Bio-Rad Laboratories Inc.,
                Cl. B+ ...............      11,100        16,911
                                      ------------  ------------
              PUBLISHING -- 0.1%
       5,730  News Corp. Ltd.,
                Pfd., ADR ............     152,085       181,698
                                      ------------  ------------
              SPECIALTY CHEMICALS -- 0.0%
       5,000  Hercules Trust I,
                9.420% Pfd. ..........     111,930       125,500
                                      ------------  ------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       MARKET
      SHARES                               COST         VALUE
      ------                               ----        ------
              PREFERRED STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 2.1%
      33,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd.,
                Ser. B ...............$    918,894  $  1,493,250
      40,000  Citizens Communications Co.,
                5.000% Cv. Pfd. ......   1,869,091     2,084,000
      32,000  CSC Holdings Inc.,
                11.125% Cv. Pfd.,
                Ser. M ...............   1,335,000     3,340,800
                                      ------------  ------------
                                         4,122,985     6,918,050
                                      ------------  ------------
              TOTAL PREFERRED STOCKS .  14,065,453    18,089,808
                                      ------------  ------------
              WARRANTS -- 0.2%
              BUSINESS SERVICES -- 0.2%
     250,000  GP Strategies Corp.,
                Expire 08/14/08+ (c) .     637,065       637,065
                                      ------------  ------------
    PRINCIPAL
     AMOUNT
    ----------
              CORPORATE BONDS -- 3.6%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.7%
 $1,400,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 .....   1,328,191     1,424,500
    800,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 .....     649,088       788,000
    100,000   Tenneco Automotive Inc.,
                11.625%, 10/15/09 ....      62,922       108,750
                                      ------------  ------------
                                         2,040,201     2,321,250
                                      ------------  ------------
              BUSINESS SERVICES -- 0.4%
    100,000   BBN Corp., Sub. Deb. Cv.,
                6.000%,
                04/01/12+ (a)(c) .....      97,499             0
  2,000,000   GP Strategies Corp.,
                Sub. Deb.,
                6.000%, 08/14/08 (c) .   1,419,208     1,418,062
                                      ------------  ------------
                                         1,516,707     1,418,062
                                      ------------  ------------
              CABLE -- 0.4%
  1,500,000   Charter Communications Inc., Cv.,
                4.750%, 06/01/06 .....     988,829     1,425,000
                                      ------------  ------------
              ELECTRONICS -- 1.1%
  1,800,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 .....   1,659,339     2,553,750
  1,100,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 .....     800,547     1,123,375
                                      ------------  ------------
                                         2,459,886     3,677,125
                                      ------------  ------------
              ENERGY AND UTILITIES -- 0.3%
  1,400,000   Mirant Corp., Sub. Deb. Cv.,
                2.500%,
                06/15/21+ (a) ........   1,040,353       812,000
                                      ------------  ------------

   PRINCIPAL                                           MARKET
    AMOUNT                                COST          VALUE
   ---------                              ----         ------
              FOOD AND BEVERAGE -- 0.0%
 $  100,000   Parmalat Capital, Cv.,
                1.000%,
                12/31/05 (a) .........$    117,309  $     13,026
    100,000   Parmalat Netherlands BV, Cv.,
                0.875%, 06/30/21 (a) .     110,542        18,618
                                      ------------  ------------
                                           227,851        31,644
                                      ------------  ------------
              HEALTH CARE -- 0.7%
  2,000,000   IVAX Corp., Sub. Deb. Cv.,
                5.500%, 05/15/07 .....   1,814,491     2,052,500
    200,000   Twin Laboratories Inc.,
                Sub. Deb. Cv.,
                10.250%, 05/15/06 (a)       98,105        47,000
                                      ------------  ------------
                                         1,912,596     2,099,500
                                      ------------  ------------
              TELECOMMUNICATIONS -- 0.0%
    200,000   Williams Comm Group Inc.,
                Escrow, Zero Coupon,
                10/01/09 (a)(c) ......           0             0
                                      ------------  ------------
              TOTAL CORPORATE BONDS     10,186,423    11,784,581
                                      ------------  ------------
              U.S. GOVERNMENT OBLIGATIONS -- 5.6%
  18,032,000  U.S. Treasury Bills,
                0.850% to 0.990%++,
                04/01/04 to 09/09/04 .  18,015,595    18,015,689
                                      ------------  ------------
              TOTAL
                INVESTMENTS -- 99.6%  $253,601,694   322,809,623
                                      ============

              OTHER ASSETS AND LIABILITIES
               (NET) -- 0.4% .......................   1,265,707
                                                    ------------
              NET ASSETS -- 100.0% .................$324,075,330
                                                    ============
-----------------
              For Federal tax purposes:
              Aggregate cost .......................$253,601,694
                                                    ============
              Gross unrealized appreciation ........$ 74,001,012
              Gross unrealized depreciation ........  (4,793,083)
                                                    ------------
              Net unrealized appreciation ..........$ 69,207,929
                                                    ============
-----------------
 (a)  Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the market value of Rule 144A securities amounted to $1,020,000 or 0.31% of total net assets.
 (c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. The aggregate value of such securities is $3,075,127 or 0.95% of net assets.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $253,601,694) ..     $ 322,809,623
  Cash .......................................               595
  Dividends and interest receivable ..........           980,595
  Receivable for capital shares sold .........           814,386
  Other assets ...............................            10,360
                                                   -------------
  TOTAL ASSETS ...............................       324,615,559
                                                   -------------
LIABILITIES:
  Payable for capital shares redeemed ........            30,440
  Payable for investment advisory fees .......           272,939
  Payable for distribution fees ..............            68,233
  Payable for shareholder communication fees .            24,004
  Payable for shareholder services fees ......            30,908
  Other accrued expenses .....................           113,705
                                                   -------------
  TOTAL LIABILITIES ..........................           540,229
                                                   -------------
  NET ASSETS applicable to 19,329,024
    shares outstanding .......................     $ 324,075,330
                                                   =============
NET ASSETS CONSIST OF:
  Capital stock, at par value ................     $      19,329
  Additional paid-in capital .................       255,308,641
  Accumulated net investment loss ............          (411,349)
  Accumulated net realized loss on investments
    and foreign currency transactions ........           (49,378)
  Net unrealized appreciation on investments
    and foreign currency transactions ........        69,208,087
                                                   -------------
  NET ASSETS .................................     $ 324,075,330
                                                   =============

SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net asset value, offering and redemption price per
    share ($324,072,070 / 19,328,830 shares
    outstanding; 200,000,000 shares
    authorized of $0.001 par value) ..........            $16.77
                                                          ======
  CLASS A:
  Net asset value and redemption price per share
    ($1,027 / 61 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ...            $16.76
                                                          ======
  Maximum sales charge .......................             5.75%
                                                          ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price at March 31, 2004) ....            $17.78
                                                          ======
  CLASS B:
  Net asset value and offering price per share
    ($1,026 / 61 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ...            $16.73(a)
                                                          ======
  CLASS C:
  Net asset value and offering price per share
    ($1,207 / 72 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ...            $16.74(a)
                                                          ======

---------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $34,519)     $ 3,914,708
  Interest ..................................         549,870
                                                  -----------
  TOTAL INVESTMENT INCOME ...................       4,464,578
                                                  -----------
EXPENSES:
  Investment advisory fees ..................       1,490,211
  Distribution fees .........................         372,553
  Shareholder services fees .................         141,148
  Custodian fees ............................          43,329
  Shareholder communications expenses .......          43,020
  Registration fees .........................          40,061
  Legal and audit fees ......................          37,103
  Directors' fees ...........................          11,074
  Interest expense ..........................           1,352
  Miscellaneous expenses ....................          28,604
                                                  -----------
  TOTAL EXPENSES ............................       2,208,455
                                                  -----------
  NET INVESTMENT INCOME .....................       2,256,123
                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investments and
    foreign currency transactions ...........       1,706,133
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency transactions ...................      38,653,672
                                                  -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ............................      40,359,805
                                                  -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................     $42,615,928
                                                  ===========

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2004        YEAR ENDED
                                                            (UNAUDITED)     SEPTEMBER 30, 2003
                                                         ----------------   ------------------
OPERATIONS:
  Net investment income ..............................     $   2,256,123      $   4,932,398
  Net realized gain/loss on investments and
    foreign currency transactions ....................         1,706,133         (1,080,553)
  Net change in unrealized appreciation/depreciation
    on investments and foreign
    currency transactions ............................        38,653,672         47,288,390
                                                           -------------      -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        42,615,928         51,140,235
                                                           -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ........................................        (3,339,935)        (4,398,932)
    Class A ..........................................                (6)                --
    Class B ..........................................                (6)                --
    Class C ..........................................                (6)                --
                                                           -------------      -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................        (3,339,953)        (4,398,932)
                                                           -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued:
    Class AAA ........................................        61,528,022        197,502,549
    Class A ..........................................             1,000                 --
    Class B ..........................................             1,000                 --
    Class C ..........................................             1,183                 --
                                                           -------------      -------------
                                                              61,531,205        197,502,549
                                                           -------------      -------------
  Proceeds from reinvestment of dividends:
    Class AAA ........................................         3,067,476          4,080,708
    Class A ..........................................                 6                 --
    Class B ..........................................                 6                 --
    Class C ..........................................                 6                 --
                                                           -------------      -------------
                                                               3,067,494          4,080,708
                                                           -------------      -------------
  Cost of shares redeemed
    Class AAA ........................................       (41,576,501)      (149,485,117)
    Class A ..........................................                --                 --
    Class B ..........................................                --                 --
    Class C ..........................................                --                 --
                                                           -------------      -------------
                                                             (41,576,501)      (149,485,117)
                                                           -------------      -------------
  Net increase in net assets from
    capital share transactions .......................        23,022,198         52,098,140
                                                           -------------      -------------
  NET INCREASE IN NET ASSETS .........................        62,298,173         98,839,443

NET ASSETS:
  Beginning of period ................................       261,777,157        162,937,714
                                                           -------------      -------------
  End of period (including undistributed
    net investment income of
    $0 and $672,481, respectively) ...................     $ 324,075,330      $ 261,777,157
                                                           =============      =============

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on that day, then the security is valued at the closing bid price. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days are valued at the latest average of the bid and asked prices obtained from a pricing service approved by the Board of Directors, or a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2004, there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At March 31, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At March 31, 2004, there were no open forward foreign exchange contracts.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and long-term capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

For the fiscal year ended September 30, 2003, the tax character of distributions paid does not materially differ from accounting principles generally accepted in the United States.

For the fiscal year ended September 30, 2003, reclassifications were made to increase accumulated net investment income for $118,559 and increase accumulated net realized loss on investments for $111,659, with an offsetting adjustment to additional paid-in capital.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of September 30, 2003, the components of accumulated earnings/losses on a tax basis were as follows:

                 Undistributed ordinary income ........... $   714,701
                 Post-October losses .....................    (249,013)
                 Capital loss carryforward ...............    (478,901)
                 Net unrealized appreciation .............  29,520,445
                 Other temporary differences .............     (35,847)
                                                           -----------
                 Total accumulated earnings .............. $29,471,385
                                                           ===========

The Fund has a capital loss carryforward for Federal income tax purposes at September 30, 2003 of $478,901 which is available through 2011.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The difference between book and tax basis undistributed ordinary income is primarily due to the accrual of defaulted interest for tax purposes.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each Class of Shares pursuant to Rule 12b-1 under the 1940 Act. For the six months ended March 31, 2004, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $372,547 and $1 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under each Plan. Class B and Class C Shares incurred distribution costs of $2 and $3, respectively, or 1.00% of average daily net assets, the annual limitation under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended March 31, 2004, other than short term securities, aggregated $21,837,838 and $8,942,532, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $44,384 to Gabelli & Company, Inc. and its affiliates.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings against the line of credit during the six months ended March 31, 2004.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2004                         YEAR ENDED
                                                            (UNAUDITED)                      SEPTEMBER 30, 2003
                                                 --------------------------------      --------------------------------
                                                     SHARES            AMOUNT             SHARES            AMOUNT
                                                 -------------      -------------      -------------      -------------
CLASS AAA
Shares sold ................................         3,791,428      $  61,528,022         14,773,776      $ 197,502,549
Shares issued upon reinvestment of dividends           189,235          3,067,476            292,370          4,080,708
Shares redeemed ............................        (2,581,249)       (41,576,501)       (10,797,815)      (149,485,117)
                                                 -------------      -------------      -------------      -------------
Net increase in Class AAA shares ...........         1,399,414      $  23,018,997          4,268,331      $  52,098,140
                                                 =============      =============      =============      =============
CLASS A
Shares sold ................................                61      $       1,000                 --                 --
Shares issued upon reinvestment of dividends                --                  6                 --                 --
                                                 -------------      -------------      -------------      -------------
Net increase in Class A shares .............                61      $       1,006                 --                 --
                                                 =============      =============      =============      =============
CLASS B
Shares sold ................................                61      $       1,000                 --                 --
Shares issued upon reinvestment of dividends                --                  6                 --                 --
                                                 -------------      -------------      -------------      -------------
Net increase in Class B shares .............                61      $       1,006                 --                 --
                                                 =============      =============      =============      =============
CLASS C
Shares sold ................................                72      $       1,183                 --                 --
Shares issued upon reinvestment of dividends                --                  6                 --                 --
                                                 -------------      -------------      -------------      -------------
Net increase in Class C shares .............                72      $       1,189                 --                 --
                                                 =============      =============      =============      =============

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                     INCOME
                           FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
              ------------------------------------------------------  ----------------------------------------
                                               Net
               Net Asset                  Realized and      Total                     Net                       Net Asset
   Period        Value,        Net         Unrealized        from         Net       Realized                      Value,
    Ended      Beginning   Investment     Gain/(Loss) on  Investment  Investment     Gain on        Total         End of     Total
September 30   of Period   Income/(Loss)    Investments   Operations    Income     Investments   Distributions    Period    Return+
------------  ----------   -------------  --------------  ----------  ----------   -----------   -------------  ----------  -------
CLASS AAA
  2004(c)       $14.60         $0.12          $ 2.23        $ 2.35      $(0.18)          --         $(0.18)       $16.77     16.15%
  2003           11.93          0.28            2.64          2.92       (0.25)          --          (0.25)        14.60     24.59
  2002           13.88          0.23           (1.79)        (1.56)      (0.23)      $(0.16)         (0.39)        11.93    (11.58)
  2001           16.35          0.25           (0.28)        (0.03)      (0.36)       (2.08)         (2.44)        13.88     (0.43)
  2000           17.58          0.46            0.81          1.27       (0.36)       (2.14)         (2.50)        16.35      8.41
  1999           15.97          0.23            2.82          3.05       (0.22)       (1.22)         (1.44)        17.58     19.82

CLASS A
  2004(a)(c)    $16.40         $0.05           $0.40         $0.45      $(0.09)          --         $(0.09)       $16.76      2.74%

CLASS B
  2004(a)(c)    $16.40         $0.02           $0.40         $0.42      $(0.09)          --         $(0.09)       $16.73      2.56%

CLASS C
  2004(a)(c)    $16.40         $0.04           $0.39         $0.43      $(0.09)          --         $(0.09)       $16.74      2.62%

                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
               -------------------------------------------------------
                                  Net
               Net Assets     Investment       Operating
   Period        End of      Income/(Loss)    Expenses to   Portfolio
    Ended      Period to      Average Net     Average Net   Turnover
September 30   (in 000's)        Assets          Assets       Rate
------------   ----------    -------------    ------------  ----------
CLASS AAA
  2004(c)       $324,075        1.51%(b)         1.48%(b)        3%
  2003           261,777        2.09             1.49           27
  2002           162,938        1.75             1.50           12
  2001           121,499        1.65             1.55           41
  2000            89,164        2.85             1.66(d)        33
  1999            92,111        1.32             1.60           39

CLASS A
  2004(a)(c)    $      1        1.29%(b)         1.48%(b)        3%

CLASS B
  2004(a)(c)    $      1        0.64%(b)         2.23%(b)        3%

CLASS C
  2004(a)(c)    $      1        0.84%(b)         2.23%(b)        3%

--------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.
(b) Annualized.
(c) For the period ending March 31, 2004, unaudited.
(d) The Fund incurred interest expense during the year ended September 30, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.61%.

                 See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                             Karl Otto Pohl
CHAIRMAN AND CHIEF                                FORMER PRESIDENT
INVESTMENT OFFICER                                DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS
Bruce N. Alpert                                   James E. McKee
PRESIDENT AND TREASURER                           SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q104SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
EQUITY
INCOME
FUND

                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2004

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                             SEMI-ANNUAL REPORT (B)
                                 MARCH 31, 2004



TO OUR SHAREHOLDERS,

      During the first quarter of 2004, the Gabelli Woodland Small Cap Value Fund (the "Fund") rose 5.2% while the Russell 2000 Index rose 6.3%. For the one-year period ended March 31, 2004, the Fund was up 38.0% versus a gain of 63.8% for the Russell 2000 Index.

      Enclosed is the portfolio of investments and financial statements as of March 31, 2004.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------
                  AVERAGE ANNUAL RETURNS -- MARCH 31, 2004 (A)
                  --------------------------------------------
                      CLASS AAA SHARES   CLASS A SHARES   CLASS B SHARES  CLASS C SHARES
                      ----------------   --------------   --------------  --------------
 First Quarter ..........  5.15%              5.15%            5.56%          4.92%
                                             (0.86)%(c)        1.42%(d)       4.09%(d)
 One Year ............... 37.99%             37.88%           38.75%         37.01%
                                             29.97%(c)        33.75%(d)      36.01%(d)
 Since Inception (e) .... 26.95%             26.85%           27.65%         26.05%
                                             19.56%(c)        23.65%(d)      26.05%(d)
----------------------------------------------------------------------------------------

  (a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Russell 2000 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com to obtain performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing.
  (b) The Fund's fiscal year ends September 30.
  (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
  (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
  (e) Total returns from commencement of investment operations on December 31, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 A description of the Funds' proxy voting  policies and procedures is available
 (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580; and
 (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             MARKET
       SHARES                                    COST        VALUE
       ------                                    ----        ------
              COMMON STOCKS -- 97.1%
              AEROSPACE -- 1.9%
         980  Alliant Techsystems Inc.+ ..... $   50,450   $   53,312
                                              ----------   ----------
              AGRICULTURE -- 0.6%
         730  Delta & Pine Land Co. .........     17,562       18,213
                                              ----------   ----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.5%
         880  American Axle & Manufacturing
                Holdings Inc.+ ..............     30,207       32,428
       1,310  TBC Corp.+ ....................     31,046       38,475
                                              ----------   ----------
                                                  61,253       70,903
                                              ----------   ----------
              BUSINESS SERVICES -- 8.7%
       1,720  Acxiom Corp.+ .................     28,377       37,771
       3,540  Bowne & Co. Inc. ..............     44,917       60,534
       4,290  Danka Business Systems
                plc, ADR+ ...................     16,870       18,280
       1,510  Hon Industries Inc. ...........     48,842       56,111
       2,760  The Brink's Co. ...............     45,955       76,121
                                              ----------   ----------
                                                 184,961      248,817
                                              ----------   ----------
              COMPUTER SOFTWARE AND SERVICES -- 4.8%
         110  Harland Co., John H. ..........      3,261        3,423
       2,932  Intergraph Corp.+ .............     68,424       70,896
       2,410  Plato Learning Inc.+ ..........     21,311       24,317
       5,110  Stellent Inc.+ ................     43,981       38,171
                                              ----------   ----------
                                                 136,977      136,807
                                              ----------   ----------
              CONSUMER PRODUCTS -- 10.7%
       1,410  Alberto-Culver Co. ............     49,205       61,857
       2,190  Brunswick Corp. ...............     57,611       89,418
         810  Church & Dwight Co. Inc. ......     27,029       35,081
       3,380  CNS Inc. ......................     36,624       36,301
       1,000  Jarden Corp.+ .................     25,501       35,510
       3,060  ValueVision Media Inc.,
                Cl. A+ ......................     49,659       46,971
                                              ----------   ----------
                                                 245,629      305,138
                                              ----------   ----------
              CONSUMER SERVICES -- 2.1%
       4,020  Insurance Auto Auctions Inc.+ .     52,567       58,411
                                              ----------   ----------
              DIVERSIFIED INDUSTRIAL -- 15.0%
       1,560  Albany International Corp.,
                Cl. A .......................     43,843       41,949
       5,940  Apogee Enterprises Inc. .......     64,432       73,240
         860  Carlisle Companies Inc. .......     42,116       48,719
       1,780  Griffon Corp.+ ................     30,061       38,448
       3,100  Material Sciences Corp.+ ......     31,940       34,100
         910  Matthews International Corp.,
                Cl. A .......................     28,666       30,212
       1,730  Pentair Inc. ..................     70,835      102,070
       1,620  Texas Industries Inc. .........     38,961       58,563
                                              ----------   ----------
                                                 350,854      427,301
                                              ----------   ----------

                                                             MARKET
       SHARES                                    COST        VALUE
       ------                                    ----        ------
              EDUCATIONAL SERVICES -- 1.2%
       1,380  Concorde Career Colleges Inc.+  $   35,521   $   33,120
                                              ----------   ----------
              ELECTRONICS -- 1.4%
       1,090  Wilson Greatbatch
                Technologies Inc.+ ..........     41,648       39,545
                                              ----------   ----------
              ENERGY AND UTILITIES -- 4.5%
       2,590  ALLETE Inc. ...................     69,003       90,883
       3,470  Key Energy Services Inc.+ .....     35,774       38,170
                                              ----------   ----------
                                                 104,777      129,053
                                              ----------   ----------
              ENTERTAINMENT -- 1.5%
       4,510  Topps Co. Inc. ................     41,559       43,070
                                              ----------   ----------
              EQUIPMENT AND SUPPLIES -- 4.4%
       1,890  Tennant Co. ...................     69,246       74,976
         820  Toro Co. ......................     39,774       50,840
                                              ----------   ----------
                                                 109,020      125,816
                                              ----------   ----------
              FINANCIAL SERVICES -- 2.9%
       1,620  TCF Financial Corp. ...........     68,759       82,733
                                              ----------   ----------
              FOOD AND BEVERAGE -- 9.4%
       1,570  Darden Restaurants Inc. .......     31,324       38,920
       5,480  Del Monte Foods Co.+ ..........     49,974       61,650
       1,420  Ionics Inc.+ ..................     38,015       40,328
       1,830  PepsiAmericas Inc. ............     27,333       37,369
       2,630  Triarc Companies Inc. .........     22,893       28,772
       5,580  Triarc Companies Inc., Cl. B ..     56,832       61,157
                                              ----------   ----------
                                                 226,371      268,196
                                              ----------   ----------
              HEALTH CARE -- 10.0%
       2,680  Apogent Technologies Inc.+ ....     54,791       82,222
       1,130  Cytyc Corp.+ ..................     14,607       25,143
       1,520  Laboratory Corporation of
                America Holdings+ ...........     47,701       59,660
       2,870  Lifecore Biomedical Inc.+ .....     22,990       21,525
       1,160  NeighborCare Inc.+ ............     25,104       28,130
       1,990  SurModics Inc.+ ...............     43,921       39,621
         710  Techne Corp.+ .................     25,384       28,975
                                              ----------   ----------
                                                 234,498      285,276
                                              ----------   ----------
              HOTELS AND GAMING -- 4.2%
       2,890  Gaylord Entertainment Co.+ ....     69,346       89,301
       1,980  Vail Resorts Inc.+ ............     32,764       31,205
                                              ----------   ----------
                                                 102,110      120,506
                                              ----------   ----------
              PUBLISHING -- 3.0%
       2,720  Hollinger International Inc. ..     36,007       53,856
       1,570  Journal Communications Inc.,
                Cl. A .......................     29,546       31,400
                                              ----------   ----------
                                                  65,553       85,256
                                              ----------   ----------

                See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             MARKET
       SHARES                                    COST        VALUE
       ------                                    ----        ------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 5.7%
       2,540  Cole National Corp.+ .......... $   33,018   $   56,058
       2,530  Office Depot Inc.+ ............     37,463       47,615
       1,452  The Sports Authority Inc.+ ....     42,755       58,196
                                              ----------   ----------
                                                 113,236      161,869
                                              ----------   ----------
              SPECIALTY CHEMICALS -- 2.6%
       1,150  Cytec Industries Inc.+ ........     40,794       40,906
       1,180  Fuller (H.B.) Co. .............     28,457       33,559
                                              ----------   ----------
                                                  69,251       74,465
                                              ----------   ----------
              TOTAL COMMON STOCKS ...........  2,312,556    2,767,807
                                              ----------   ----------

      PRINCIPAL                                              MARKET
       AMOUNT                                    COST        VALUE
       ------                                    ----        ------

              SHORT TERM OBLIGATIONS -- 2.8%
              U.S. TREASURY BILLS -- 2.8%
    $81,000   U.S. Treasury Bill,
                0.973%++, 09/02/04 .......... $   80,669   $   80,670
                                              ----------   ----------
              TOTAL INVESTMENTS -- 99.9% .... $2,393,225    2,848,477
                                              ==========

              OTHER ASSETS AND LIABILITIES (NET) -- 0.1% .      1,510
                                                           ----------
              NET ASSETS -- 100.0% ....................... $2,849,987
                                                           ==========
----------------
              For Federal tax purposes:
              Aggregate cost ............................. $2,393,225
                                                           ==========
              Gross unrealized appreciation .............. $  477,795
              Gross unrealized depreciation ..............    (22,543)
                                                           ----------
              Net unrealized appreciation ................ $  455,252
                                                           ==========
----------------
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $2,393,225) ....      $2,848,477
  Cash .......................................          46,613
  Dividends and interest receivable ..........             286
  Receivable from Adviser ....................           4,334
  Receivable for investments sold ............             356
  Other assets ...............................           1,310
                                                    ----------
  TOTAL ASSETS ...............................       2,901,376
                                                    ----------
LIABILITIES:
  Payable for investments purchased ..........           9,646
  Payable for distribution fees ..............             648
  Payable for shareholder communication fees .             109
  Payable for shareholder services fees ......           2,158
  Other accrued expenses .....................          38,828
                                                    ----------
  TOTAL LIABILITIES ..........................          51,389
                                                    ----------
  NET ASSETS applicable to 225,190
    shares outstanding .......................      $2,849,987
                                                    ==========
NET ASSETS CONSIST OF:
  Capital stock, at par value ................      $      225
  Additional paid-in capital .................       2,223,925
  Accumulated net investment loss ............         (15,924)
  Accumulated net realized gain on investments
    and foreign currency transactions ........         186,509
  Net unrealized appreciation on investments
    and foreign currency transactions ........         455,252
                                                    ----------
  NET ASSETS .................................      $2,849,987
                                                    ==========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net asset value, offering and redemption price
    per share ($2,758,304 / 217,909 shares
    outstanding; 150,000,000 shares authorized
    of $0.001 par value) ......................         $12.66
                                                        ======
  CLASS A:
  Net asset value and redemption price per share
    ($19,424 / 1,535 shares outstanding;
    50,000,000 shares authorized of $0.001
    par value) ................................         $12.65
                                                        ======
  Maximum sales charge ........................          5.75%
                                                        ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price at March 31, 2004) .....         $13.42
                                                        ======
  CLASS B:
  Net asset value and offering price per share
    ($128 / 10 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ....         $12.73(a)
                                                        ======
  CLASS C:
  Net asset value and offering price per share
    ($72,131 / 5,736 shares outstanding;
    50,000,000 shares authorized of $0.001
    par value) ................................         $12.57(a)
                                                        ======

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends ..........................................     $ 11,209
  Interest ...........................................          338
                                                           --------
  TOTAL INVESTMENT INCOME ............................       11,547
                                                           --------
EXPENSES:
  Investment advisory fees ...........................       13,513
  Distribution fees ..................................        3,790
  Amortization of offering expenses ..................       14,820
  Shareholder services fees ..........................        7,516
  Custodian fees .....................................       17,200
  Shareholder communications expenses ................       10,319
  Registration fees ..................................       14,888
  Legal and audit fees ...............................       14,995
  Directors' fees ....................................           97
  Interest expenses ..................................          109
  Miscellaneous expenses .............................        3,217
                                                           --------
  TOTAL EXPENSES BEFORE FEES WAIVED AND
    EXPENSES REIMBURSED BY MANAGER ...................      100,464
                                                           --------
  FEES WAIVED AND EXPENSES REIMBURSED
    BY MANAGER .......................................      (72,993)
                                                           --------
  TOTAL EXPENSES -- NET ..............................       27,471
                                                           --------
  NET INVESTMENT LOSS ................................      (15,924)
                                                           --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments and foreign
    currency transactions ............................      202,974
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign currency
    transactions .....................................      295,755
                                                           --------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS ................      498,729
                                                           --------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..................................     $482,805
                                                           ========

----------------
(a) Redemption price varies based on length of time held.


                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED
                                                          MARCH 31, 2004      PERIOD ENDED
                                                           (UNAUDITED)    SEPTEMBER 30, 2003*
                                                        ----------------  -------------------
OPERATIONS:
  Net investment loss ................................     $   (15,924)     $    (9,414)
  Net realized gain/loss on investments and foreign
    currency transactions ............................         202,974             (586)
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign
    currency transactions ............................         295,755          159,497
                                                           -----------      -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         482,805          149,497
                                                           -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized short-term gain on investments ........          (7,367)              --
                                                           -----------      -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................          (7,367)              --
                                                           -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued:
    Class AAA ........................................         601,534        2,835,643
    Class A ..........................................          14,841            2,926
    Class B ..........................................              --              100
    Class C ..........................................              --          113,807
                                                           -----------      -----------
                                                               616,375        2,952,476
                                                           -----------      -----------
  Proceeds from reinvestment of dividends:
    Class AAA ........................................           6,880               --
    Class A ..........................................              29               --
    Class B ..........................................              --               --
    Class C ..........................................             362               --
                                                           -----------      -----------
                                                                 7,271               --
                                                           -----------      -----------
  Cost of shares redeemed
    Class AAA ........................................        (628,056)        (656,918)
    Class A ..........................................              --               --
    Class B ..........................................              --               --
    Class C ..........................................         (66,096)              --
                                                           -----------      -----------
                                                              (694,152)        (656,918)
                                                           -----------      -----------
  Net increase/(decrease) in net assets from
     capital share transactions ......................         (70,506)       2,295,558
                                                           -----------      -----------
  NET INCREASE IN NET ASSETS .........................         404,932        2,445,055

NET ASSETS:
  Beginning of period ................................       2,445,055               --
                                                           -----------      -----------
  End of period ......................................     $ 2,849,987      $ 2,445,055
                                                           ===========      ===========

-------------------
* For the period December 31, 2002 (commencement of operations) through September 30, 2003.

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Woodland Small Cap Value Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on that day, then the security is valued at the closing bid price. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days are valued at the latest average of the bid and asked prices obtained from a pricing service approved by the Board of Directors, or a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2004, there were no repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

OFFERING COSTS. The Fund incurred offering costs of $59,443. At March 31, 2004, the remaining balance of prepaid offering costs was $0. The offering costs were amortized on a straight-line basis over twelve months starting from the date of commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

There were no distributions paid during the fiscal period ended September 30, 2003.

For the fiscal period ended September 30, 2003, reclassifications were made to decrease accumulated net investment loss for $9,414 and increase accumulated net realized loss on investments for $8,512, with an offsetting adjustment to additional paid-in capital.

For  the  fiscal  period  ended   September  30,  2003,  the  tax  character  of
distributions does not materially differ from the amounts recorded in accordance with accounting principles generally accepted in the United States.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                    Net unrealized appreciation ...............  $150,399
                                                                 --------
                      Total accumulated earnings ..............  $150,399
                                                                 ========

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75% and

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

2.75% of average daily net assets for Class AAA, Class A, Class B and Class C Shares, respectively. For the six months ended March 31, 2004, the Adviser reimbursed the Fund in the amount of $72,993. For the fiscal period ended September 30, 2003, the Adviser reimbursed the Fund in the amount of $124,599. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00% of average daily net assets.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended March 31, 2004, the Class AAA shares incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $3,228, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

For the six months ended March 31, 2004, the Class A Shares incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $12 or 0.25% of average daily net assets. Such payments are accrued daily and paid monthly.

For the six months ended March 31, 2004, the Class B Shares incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $1 or 1.00% of average daily net assets. Such payments are accrued daily and paid monthly.

For the six months ended March 31, 2004, the Class C Shares incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $549 or 1.00% of average daily net assets. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended March 31, 2004, other than short term securities, aggregated $1,041,681 and $968,219, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $79 to Gabelli & Company, Inc. and its affiliates.

7. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                        SIX MONTHS ENDED
                                                         MARCH 31, 2004                     PERIOD ENDED
                                                           (UNAUDITED)                   SEPTEMBER 30, 2003
                                                 ----------------------------      ----------------------------
                                                    SHARES           AMOUNT          SHARES           AMOUNT
                                                 -----------      -----------      -----------      -----------
CLASS AAA
Shares sold ................................          49,727      $   601,534          283,812      $ 2,835,643
Shares issued upon reinvestment of dividends             579            6,880               --               --
Shares redeemed ............................         (52,077)        (628,056)         (64,132)        (656,918)
                                                 -----------      -----------      -----------      -----------
Net increase/(decrease) in Class AAA shares           (1,771)     $   (19,642)         219,680      $ 2,178,725
                                                 ===========      ===========      ===========      ===========
CLASS A
Shares sold ................................           1,218      $    14,841              315      $     2,926
Shares issued upon reinvestment of dividends               2               29               --               --
                                                 -----------      -----------      -----------      -----------
Net increase in Class A shares .............           1,220      $    14,870              315      $     2,926
                                                 ===========      ===========      ===========      ===========
CLASS B
Shares sold ................................              --               --               10      $       100
                                                 -----------      -----------      -----------      -----------
Net increase in Class B shares .............              --               --               10      $       100
                                                 ===========      ===========      ===========      ===========
CLASS C
Shares sold ................................              --               --           11,206      $   113,807
Shares issued upon reinvestment of dividends              31      $       362               --               --
Shares redeemed ............................          (5,501)         (66,096)              --               --
                                                 -----------      -----------      -----------      -----------
Net increase/(decrease) in Class C shares ..          (5,470)     $   (65,734)          11,206      $   113,807
                                                 ===========      ===========      ===========      ===========

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                  INCOME
                         FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
             ------------------------------------------------------  ---------------------------
                                             Net
              Net Asset                 Realized and        Total        Net                     Net Asset
   Period       Value,         Net        Unrealized        from      Realized                     Value,
    Ended     Beginning     Investment  Gain/(Loss) on   Investment    Gain on         Total       End of    Total
September 30  of Period   Income/(Loss)  Investments     Operations  Investments   Distributions   Period   Return+
------------  ---------   ------------- --------------   ----------  -----------   ------------- ---------  -------
CLASS AAA
  2004(d)      $10.58        $(0.07)        $2.18           $2.11      $(0.03)        $(0.03)      $12.66    19.99%
  2003(e)       10.00(a)      (0.07)         0.65            0.58          --             --        10.58     5.80

CLASS A
  2004(d)      $10.57        $(0.08)        $2.19           $2.11      $(0.03)        $(0.03)      $12.65    20.01%
  2003(e)       10.00(a)      (0.07)         0.64            0.57          --             --        10.57     5.70

CLASS B
  2004(d)      $10.59        $(0.01)        $2.18           $2.17      $(0.03)        $(0.03)      $12.73    20.54%
  2003(e)       10.00(a)      (0.12)         0.71            0.59          --             --        10.59     5.90

CLASS C
  2004(d)      $10.55        $(0.11)        $2.16           $2.05      $(0.03)        $(0.03)      $12.57    19.48%
  2003(e)       10.00(a)      (0.11)         0.66            0.55          --             --        10.55     5.50

                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             ------------------------------------------------------------------------------------------------
                                 Net                                                  Operating
              Net Assets     Investment          Expenses          Expenses            Expenses
   Period       End of     Income/(Loss)          Net of            Before              Ratio       Portfolio
    Ended       Period     to Average Net        Waivers/          Waivers/            (Net of       Turnover
September 30  (in 000's)     Assets(b)      Reimbursements(b)  Reimbursements(b)(c)  Interest)(b)     Rate
------------  ----------   --------------   -----------------  --------------------  ------------   ---------
CLASS AAA
  2004(d)       $2,758        (1.15)%              2.01%              7.41%            2.00%(f)        39%
  2003(e)        2,323        (0.97)               2.00              15.05             2.00            39

CLASS A
  2004(d)       $   19        (1.30)%              2.01%              7.41%            2.00%(f)        39%
  2003(e)            3        (0.97)               2.00              15.05             2.00            39

CLASS B
  2004(d)       $  0.1        (0.20)%              2.76%              8.16%            2.75%(f)        39%
  2003(e)          0.1        (1.72)               2.75              15.80             2.00            39

CLASS C
  2004(d)       $   72        (1.88)%              2.76%              8.16%            2.75%(f)        39%
  2003(e)          118        (1.72)               2.75              15.80             2.00            39

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) As of December 31, 2002 (commencement of operations).
(b) Annualized.
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) For the period ending March 31, 2004, unaudited.
(e) For the nine months ended September 30, 2003.
(f) The Fund incurred interest expense during the period ended March 31, 2004.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
     ===========================================================================

     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                           Karl Otto Pohl
CHAIRMAN AND CHIEF                              FORMER PRESIDENT
INVESTMENT OFFICER                              DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                             Anthony R. Pustorino
ATTORNEY-AT-LAW                                 CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                       PROFESSOR EMERITUS
                                                PACE UNIVERSITY

Vincent D. Enright                              Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                    MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                     BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                 Salvatore J. Zizza
SENIOR VICE PRESIDENT                           CHAIRMAN
GABELLI & COMPANY, INC.                         HALLMARK ELECTRICAL
                                                SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                         Bruce N. Alpert
PORTFOLIO MANAGER                               PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q104SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND


                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2004

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita and Robert J. Morrisey. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Company's Nominating Committee has not adopted a charter. In the event that a charter is adopted in the future, it will be available at that time on the Company's website (www.gabelli.com).

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not yet effective.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       6/8/2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date                       6/8/2004
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.